UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21962

Epiphany Funds

(Exact name of registrant as specified in charter)

106 Decker Court, Suite 226, Irving, TX 75062

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC.

450 Wireless Blvd.

Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

10/31

Date of reporting period: 4/30/12

Item 1.  Reports to Stockholders.

Semi - Annual Report

April 30, 2012

1-800-320-2185

HUwww.epiphanyfunds.comU

Distributed by Rafferty Capital Markets, LLC

Member FINRA

June 28, 2012

Dear Epiphany Shareholder:

During the first half of this fiscal year, Epiphany Funds continued the trend of asset growth from the prior fiscal year.  Primarily resulting from both market increases as well as new deposits, the funds reached new heights, closing the quarter at $38.9 million in total assets, up from $29.2 million at the start of the year.   We expect to continue this growth pattern of new assets as we add new platforms and distribution partners throughout the year, and build stronger relationships with our existing partners.  The greater number of distribution channels we can open, the greater our exposure and the easier it becomes for individuals to invest in the funds.  With more shareholders, we expect that you have a better opportunity to influence companies and it should lead to a lower fund expense ratio too.  Both of these are important goals for us.

The most exciting news of the first half of the year was the addition of our new FFV Fund, the FFV Latin American Fund.  The Fund opened on March 12, 2012 and closed the quarter with assets of just over $1 million.  This fund has tremendous potential as our portfolio management team believes that Latin American countries are now poised to reap the benefits of years of restructuring political landscapes, enduring financial turmoil, and establishing better regulations concerning trading policies.  The Fund primarily looks to invest in companies that are based in the Latin American region, or derive a significant portion of their revenues from activities and operations conducted in the region.  We expect that we will see significant gains over the next several years that will be additive to the overall performance of portfolios that include an international allocation, without suffering the turmoil that exists in the European countries.

Overall performance during the first half of the year was driven by gains achieved during the first two months of the calendar year, primarily concentrated in the financial sector.  Funds that are screened using the FFV Scorecard®, (FFV Fund, FFV Strategic Income, and FFV Small Cap) do not generally hold the large cap financial stocks that enjoyed the greatest percentage of growth.    These companies tend to be involved in activities that require their exclusion from these funds and therefore these funds invest in the regional and local financial institutions.  Those issuances did not experience the same growth primarily because they had not suffered the same declines in previous quarters.    As a result, our non-screened large cap equity fund, Dana Large Cap Core, posted performance that outpaced its benchmark for the same period, while the other funds lagged their indexes for the same six month period.  Despite this, each of the funds posted solid returns for the period.

As we look ahead to the second half of the year, we expect to see some retracement of the gains of the first half of the year as the election draws nearer.  Investors remain uncertain about how the healthcare bill will affect the overall state of economy, the future of the European Union, and how consumers will react to other market news.

It remains our mission to always keep our investors’ best interests at the forefront of every decision and to look for ways to capitalize on market increases as well as decreases to the benefit of our shareholders.  Whether the market is up or down, we are always mindful of opportunities to increase shareholder value through both buying and selling of equity positions.

As I have written before, I have three goals for Epiphany Funds.  First, we will continue to promote and improve the FFV Scorecard©, Trinity’s proprietary screening methodology.   Second, we will offer investment options with competitive investment performance, with the goal of capturing market gains and limiting losses.  Third, we will continue to grow the assets in Epiphany Funds and to provide additional screened investment options.

We have just finished the push for this year’s proxy season.  We want to assure you that we take our responsibility to exercise our shareholder right to vote very seriously, and are very diligent in our effort to always place votes that are in line with our shareholders’ values, and not necessarily in line with the company’s management recommendations.   As we continue to grow assets, we will increase our communications with the companies we hold to try to influence their activities and decisions to ensure that family values remain a part of the decision making process.  Together, we plan to make a difference in the world.

In closing, I would like to personally thank you for your confidence and trust in Epiphany Funds.  Our entire team remains focused on our goal of investing with purpose and will continue to do all that we can to deserve your trust.   May God bless you and your families during this summer season.

Respectfully,

Sam Saladino

CEO and Portfolio Manager

Epiphany Funds

EPIPHANY FFV FUND
PORTFOLIO REVIEW
April 30, 2012 (Unaudited)

The Fund's performance figures* for the period ending April 30, 2012, compared to its benchmarks:

	Six Months	One Year	Since Inception (1)
Epiphany FFV Fund - Class N	9.76%	(0.06)%	1.21%
Epiphany FFV Fund - Class A with sales load	4.37%	(5.06)%	3.05%
Epiphany FFV Fund - Class A without sales load	9.88%	(0.06)%	4.34%
Epiphany FFV Fund - Class C with contingent deferred sales charge	8.47%	(1.67)%	2.60%
Epiphany FFV Fund - Class C without contingent deferred sales charge	9.47%	(0.67)%	2.60%
S&P 500 Total Return Index (2)	12.77%	4.76%	1.96%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The Fund's total gross annual operating expenses, including underlying funds are 3.16%, 3.24% and 3.82% for the Class N, A and C shares respectively per the March 1, 2012 Prospectus.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-800-320-2185.

(1) Inception date for Class N is January 8, 2007, Class A is March 19, 2008 and Class C is February 13, 2008.
(2) Since inception return assumes inception date of January 8, 2007.

The S&P 500 Total Return Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Industry	% of Net Assets
Oil & Gas	7.4%
Food	6.8%
Semiconductors	5.9%
Computers	5.4%
Banks	5.2%
Insurance	5.1%
Healthcare Products	5.0%
Oil & Gas Services	3.9%
Retail	3.8%
Electric	3.6%
Other Industries	46.1%
Other Assets Less Liabilities	1.8%
Total	100.0%

EPIPHANY FFV SMALL CAP FUND
PORTFOLIO REVIEW
April 30, 2012 (Unaudited)

The Fund's performance figures* for the period ending April 30, 2012, compared to its benchmarks:

	Six Months	One Year	Since Inception (1)
Epiphany FFV Small Cap Fund - Class N	7.17%	(2.81)%	14.57%
Epiphany FFV Small Cap Fund - Class A with sales load	1.73%	(7.62)%	11.85%
Epiphany FFV Small Cap Fund - Class A without sales load	7.12%	(2.78)%	15.16%
Epiphany FFV Small Cap Fund - Class C with contingent deferred sales charge	5.78%	(4.41)%	14.46%
Epiphany FFV Small Cap Fund - Class C without contingent deferred sales charge	6.78%	(3.50)%	14.46%
Russell 2500 Total Return Index (2)	11.47%	(4.06)%	10.76%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The Fund's total gross annual operating expenses, including underlying funds are 7.59%, 7.78% and 8.93% for the Class N, A and C shares respectively per the March 1, 2012 Prospectus.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-800-320-2185.

(1) Inception date for Class N is March 1, 2010 and Classes A and C is July 28, 2010.
(2) Since inception return assumes inception date of March 1, 2010.

The Russell 2500 Index is an unmanaged index. Index returns assume reinvestment of dividends.  Investors may not invest in the Indexes directly; unlike the Fund's returns, the Indexes do not reflect any fees or expenses.

Top Holdings By Industry	% of Net Assets
Retail	9.7%
REITs	9.3%
Banks	7.4%
Software	5.9%
Healtcare Products	5.6%
Miscellaneous Manufacturing	5.6%
Insurance	5.1%
Electric	4.5%
Oil & Gas	4.1%
Computers	3.7%
Other Industries	32.2%
Other Assets Less Liabilities	6.9%
Total	100.0%

EPIPHANY FFV STRATEGIC INCOME FUND
PORTFOLIO REVIEW
April 30, 2012 (Unaudited)

The Fund's performance figures* for the period ending April 30, 2012, compared to its benchmarks:

	Six Months	One Year	Since Inception (1)
Epiphany FFV Strategic Income Fund - Class N	3.85%	3.75%	5.39%
Epiphany FFV Strategic Income Fund - Class A with sales load	(1.34)%	(1.49)%	2.76%
Epiphany FFV Strategic Income Fund - Class A without sales load	3.86%	3.69%	5.83%
Epiphany FFV Strategic Income Fund - Class C with contingent deferred sales charge	2.46%	1.96%	4.83%
Epiphany FFV Strategic Income Fund - Class C without contingent deferred sales charge	3.46%	2.96%	4.83%
Barclays Capital Intermediate Aggregate Bond Index (2)	2.12%	5.82%	5.40%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The Fund's total gross annual operating expenses, including underlying funds are 3.16%, 3.06% and 3.75%  for the Class N, A, and C shares respectively per the March 1, 2012 Prospectus.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-800-320-2185.

(1) Inception date for Class N is March 1, 2010, Classes A and C is July 28, 2010.
(2) Since inception return assumes inception date of March 1, 2010.

The Barclays Capital Intermediate Aggregate Bond Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Bonds & Notes	60.8%
Preferred Stock	21.5%
Common Stock	9.2%
Closed-End Funds	5.3%
Cash & Cash Equivalents	2.4%
Other Assets Less Liabilities	0.8%
Total	100.0%

DANA LARGE CAP CORE FUND
PORTFOLIO REVIEW
April 30, 2012 (Unaudited)

The Fund's performance figures* for the period ending April 30, 2012, compared to its benchmarks:

	Six Months	One Year	Since Inception (1)
Dana Large Cap Core Fund - Class N	13.11%	13.47%	17.94%
Dana Large Cap Core Fund - Class A with sales load	7.50%	(3.12)%	12.83%
Dana Large Cap Core Fund - Class A without sales load	13.17%	1.96%	16.19%
Dana Large Cap Core Fund - Class C with contingent deferred sales charge	11.52%	0.18%	15.32%
Dana Large Cap Core Fund - Class C without contingent deferred sales charge	12.52%	1.18%	15.32%
S&P 500 Total Return Index (2)	12.77%	4.76%	13.26%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The Fund's total gross annual operating expenses, including underlying funds are 3.51%, 3.12% and 3.87% for the Class N, A and C shares respectively per the March 1, 2012 Prospectus.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-800-320-2185.

(1) Inception date for Class N is March 1, 2010 and Classes A and C is July 28, 2010.
(2) Since inception return assumes inception date of March 1, 2010.

The S&P 500 Total Return Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the Indexes directly; unlike the Fund's returns, the Indexes do not reflect any fees or expenses.

Top Holdings By Industry	% of Net Assets
Oil & Gas	10.0%
Retail	8.8%
Computers	7.8%
Pharmaceuticals	5.6%
Banks	5.5%
Semiconductors	5.3%
Insurance	5.1%
Food	4.7%
Telecommunications	4.5%
Electric	3.4%
Other Industries	37.4%
Other Assets Less Liabilities	1.9%
Total	100.0%

EPIPHANY FFV LATIN AMERICA FUND
PORTFOLIO REVIEW
April 30, 2012 (Unaudited)

The Fund's performance figures* for the period ending April 30, 2012, compared to its benchmarks:

		Since Inception (1)
Epiphany FFV Latin America - Class N		(1.00)%
Epiphany FFV Latin America - Class A with sales load		(5.98)%
Epiphany FFV Latin America - Class A without sales load		(1.00)%
Epiphany FFV Latin America - Class C with contingent deferred sales charge		(2.09)%
Epiphany FFV Latin America - Class C without contingent deferred sales charge		(1.10)%
S&P Latin America 40 Total Return Index		(4.23)%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The Fund's total gross annual operating expenses, including underlying funds are 1.81%, 1.81% and 2.56% for the Class N, A and C shares respectively per the March 1, 2012 Prospectus.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-800-320-2185.

(1) Inception date is March 12, 2012.

The S&P Latin America 40 Total Return Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the Indexes directly; unlike the Fund's returns, the Indexes do not reflect any fees or expenses.

Top Holdings By Industry	% of Net Assets
Beverages	12.1%
Electric	11.9%
Banks	10.5%
Food	10.3%
Mining	8.9%
Telecommunications	7.1%
Oil & Gas	6.0%
Iron / Steel	5.9%
Retail	5.6%
Engineering & Construction	3.8%
Other Industries	14.3%
Other Assets Less Liabilities	3.6%
Total	100.0%

EPIPHANY FFV FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2012

Shares		Value
	COMMON STOCK - 98.1%
	AEROSPACE/DEFENSE - 2.0%
2,890	United Technologies Corp.	$ 235,940

	APPAREL - 1.8%
1,376	VF Corp.	209,221

	BANKS - 5.2%
6,454	BB&T Corp.	206,786
13,931	Fifth Third Bancorp.	198,238
3,120	PNC Financial Services Group, Inc.	206,919
		611,943
	BEVERAGES - 1.8%
5,284	Dr. Pepper Snapple Group, Inc.	214,424

	BIOTECHNOLOGY - 1.9%
4,312	Gilead Sciences, Inc. *	224,267

	COMMERCIAL SERVICES - 1.8%
1,636	Alliance Data Systems Corp. *	210,210

	COMPUTERS - 5.4%
3,211	Accenture PLC - Cl. A (Ireland)	208,554
400	Apple, Inc. *	233,696
7,028	EMC Corp. *	198,260
		640,510
	DIVERSIFIED FINANCIAL SERVICES - 3.3%
6,200	Discover Financial Services	210,180
6,789	NYSE Euronext	174,817
		384,997
	ELECTRIC - 3.6%
3,350	NextEra Energy, Inc.	215,573
7,700	Xcel Energy, Inc.	208,362
		423,935
	ELECTRONICS - 3.3%
7,588	Jabil Circuit, Inc.	177,939
3,800	Tyco International Ltd. (Switzerland)	213,294
		391,233
	FOOD - 6.8%
5,253	General Mills, Inc.	204,289
3,817	HJ Heinz Co.	203,484
9,309	Safeway, Inc.	189,252
7,200	Sysco Corp.	208,080
		805,105

See accompanying notes to financial statements.

EPIPHANY FFV FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2012

Shares		Value
	FOREST PRODUCTS & PAPERS - 1.6%
5,700	International Paper Co.	$ 189,867

	HEALTHCARE-PRODUCTS - 4.9%
3,700	Covidien PLC (Ireland)	204,351
5,158	Medtronic, Inc.	197,036
4,789	St Jude Medical, Inc.	185,430
		586,817
	HEALTHCARE-SERVICES - 1.6%
2,329	Humana, Inc.	187,904

	HOUSEHOLD PRODUCTS/WARES - 1.9%
2,790	Kimberly-Clark Corp.	218,931

	INSURANCE - 5.1%
2,700	ACE Ltd.	205,119
4,311	Aflac, Inc.	194,167
4,025	Torchmark Corp.	196,058
		595,344
	INTERNET - 1.5%
11,051	Symantec Corp. *	182,563

	IRON/STEEL - 1.5%
2,809	Cliffs Natural Resources, Inc.	174,888

	LODGING - 1.9%
4,496	Wyndham Worldwide Corp.	226,329

	MACHINERY-DIVERSIFIED - 1.7%
2,452	Deere & Co.	201,947

	MISCELLANEOUS MANUFACTURING - 1.7%
2,200	3M Co.	196,592

	OIL & GAS - 7.4%
2,508	Apache Corp.	240,618
2,700	ConocoPhillips	193,401
3,397	Devon Energy Corp.	237,280
5,142	Seadrill Ltd. (Bermuda)	201,206
		872,505
	OIL & GAS SERVICES - 3.9%
5,838	Halliburton Co.	199,776
3,438	Schlumberger Ltd.	254,893
		454,669
	PHARMACEUTICALS - 3.4%
5,294	AmerisourceBergen Corp.	196,990
5,046	Eli Lilly & Co.	208,854
		405,844
	PIPELINES - 1.7%
6,338	Spectra Energy Corp.	194,830

See accompanying notes to financial statements.

EPIPHANY FFV FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2012

Shares		Value
	RETAIL - 3.8%
2,320	Advance Auto Parts, Inc.	$ 212,976
5,600	TJX Cos., Inc.	233,576
		446,552
	SEMICONDUCTORS - 5.9%
8,400	Applied Materials, Inc.	100,716
5,381	Avago Technologies Ltd. (Singapore)	185,537
7,365	Intel Corp.	209,166
3,895	KLA-Tencor Corp.	203,124
		698,543
	SOFTWARE - 3.4%
7,465	CA, Inc.	197,225
6,888	Oracle Corp.	202,438
		399,663
	TELECOMMUNICATIONS - 3.0%
5,045	BCE, Inc. (Canada)	204,474
20,271	MetroPCS Communications, Inc. *	147,978
		352,452
	TOYS/GAMES/HOBBIES - 1.8%
6,200	Mattel, Inc.	208,320

	TRANSPORTATION - 3.5%
1,797	Union Pacific Corp.	202,055
2,750	United Parcel Services, Inc.	214,885
		416,940

	TOTAL COMMON STOCK (Cost - $10,144,518)	11,563,285

	SHORT-TERM INVESTMENTS - 2.1%
	MONEY MARKET FUND - 2.1%
243,963	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.0023%**	243,963
	(Cost - $243,963)

	TOTAL INVESTMENTS - 100.2% (Cost - $10,338,481) (a)	$ 11,807,248
	OTHER LIABILITIES LESS ASSETS - (0.2)%	(17,254)
	NET ASSETS - 100.0%	$ 11,789,994

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 1,657,670
	Unrealized depreciation	(238,903)
	Net unrealized appreciation	$ 1,418,767
* Non-income producing security
** Money market fund; interest rate reflects seven day effective yield on April 30, 2012

See accompanying notes to financial statements.

EPIPHANY FFV SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2012

Shares		Value
	COMMON STOCK - 93.1%
	APPAREL - 2.3%
440	Warnaco Group, Inc. (The) *	$ 23,302

	AUTO PARTS & EQUIPMENT - 3.0%
2,000	Cooper Tire & Rubber Co.	29,900

	BANKS - 7.4%
1,390	First Interstate Bancsystem, Inc.	19,585
1,220	Lakeland Financial Corp.	31,769
1,710	Umpqua Holdings Corp.	22,640
		73,994
	CHEMICALS- 1.4%
520	Kraton Performance Polymers, Inc. *	13,520

	COMMERCIAL SERVICES - 1.7%
630	Insperity, Inc.	17,180

	COMPUTERS - 3.7%
940	Insight Enterprises, Inc. *	19,091
1,230	Mentor Graphics Corp. *	17,773
		36,864
	DIVERSIFIED FINANCIAL SERVICES - 3.2%
1,350	Encore Capital Group, Inc. *	31,995

	ELECTRIC - 4.5%
490	NorthWestern Corp.	17,405
750	UniSource Energy Corp.	27,300
		44,705
	FOREST PRODUCTS & PAPER - 1.8%
555	Buckeye Technologies, Inc.	17,988

	HEALTHCARE-PRODUCTS - 5.6%
1,530	Hanger Orthopedic Group, Inc. *	36,032
400	Sirona Dental Systems, Inc. *	20,204
		56,236
	HEALTHCARE-SERVICES - 1.8%
440	Centene Corp. *	17,420

	HOLDING COMPANIES - DIVERS - 2.1%
1,390	Compass Diversified Trust	20,405

	HOUSEHOLD PRODUCTS / WARES - 2.2%
620	Helen of Troy Ltd. *	21,452

See accompanying notes to financial statements.

EPIPHANY FFV SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2012

Shares		Value
	INSURANCE - 5.1%
2,100	American Equity Investment Life Holding Co.	$ 25,746
3,030	Maiden Holdings Ltd.	25,149
		50,895
	MACHINERY-DIVERSIFIELD - 2.0%
450	DXP Enterprises, Inc. *	19,516

	MISCELLANEOUS MANUFACTURING - 5.6%
610	EnPro Industries, Inc. *	25,260
790	Koppers Holdings, Inc.	30,715
		55,975
	OIL & GAS - 4.1%
975	Gulfport Energy Co. *	25,555
310	Rosetta Resources, Inc. *	15,584
		41,139
	PHARMACEUTICALS - 2.5%
3,500	Omega Protein Corp. *	25,060

	REITS - 9.3%
1,240	CubeSmart	15,574
2,590	DCT Industrial Trust, Inc.	15,359
420	LTC Properties, Inc.	13,978
1,420	Medical Properties Trust, Inc.	13,320
1,510	Ramco - Gershenson Properties Trust	18,180
360	Sun Communities, Inc.	15,750
		92,161
	RETAIL - 9.7%
570	America's Car-Mart, Inc./TX *	26,186
1,040	ANN, Inc. *	28,798
430	Craker Barrel Old Country Store, Inc.	24,734
640	Ezcorp, Inc. *	17,145
		96,863
	SAVINGS & LOANS - 1.4%
970	Dime Community Bancshares, Inc.	13,444

	SEMICONDUCTORS - 1.2%
1,800	GT Advanced Technologies, Inc. *	11,718

	SOFTWARE - 5.9%
920	JDA Software Group, Inc. *	26,570
850	Synnex Corp. *	32,376
		58,946
	TRANSPORTATION - 3.0%
640	Atlas Air Worldwide Holdings, Inc. *	29,472

	TRUCKING & LEASING - 2.6%
740	Textainer Group Holdings Ltd. (Bermuda)	25,952

	TOTAL COMMON STOCK (Cost - $869,316)	926,102

See accompanying notes to financial statements.

EPIPHANY FFV SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2012

Shares		Value
	SHORT-TERM INVESTMENTS - 1.8%
	MONEY MARKET FUND - 2.6%
17,495	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.0023%**	$ 17,495
	(Cost - $17,495)

	TOTAL INVESTMENTS - 94.9% (Cost - $886,811) (a)	$ 943,597
	OTHER ASSETS LESS LIABILITIES - 5.1%	51,334
	NET ASSETS - 100.0%	$ 994,931

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 80,294
	Unrealized depreciation	(23,508)
	Net unrealized appreciation	$ 56,786
* Non-income producing security
** Money market fund; interest rate reflects seven day effective yield on April 30, 2012

See accompanying notes to financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2012

Shares					Value
	COMMON STOCK - 9.4%
	APPAREL MANUFACTURERS - 0.3%
202	VF Corp.				$ 30,714

	COAL - 0.5%
771	Alliance Holdings GP LP				34,502
1,261	Penn Virginia Resource Partners LP				32,143
					66,645
	DISTRIBUTION / WHOLESALE - 0.6%
427	Genuine Parts Co.				27,661
2,222	Global Partners LP / MA				52,084
					79,745
	ELECTRIC - 0.9%
1,385	CMS Energy Corp.				31,841
1,062	Pinnacle West Capital Corp.				51,348
870	Wisconsin Energy Corp.				32,051
					115,240
	HEALTHCARE - PRODUCTS - 0.2%
757	Medtronic, Inc.				28,917

	INVESTMENT COMPANIES - 0.3%
2,097	Triangle Capital Corp.				42,380

	OIL & GAS - 0.8%
1,742	Legacy Reserves LP				49,717
287	Occidental Petroleum Corp.				26,180
865	Vanguard Natural Resources LLC				25,007
					100,904
	PIPELINES - 2.4%
553	Buckeye Partners LP				31,217
1,044	Energy Transfer Partners LP				51,814
977	Enterprise Products Partners LP				50,355
413	Magellan Midstream Partners LP				29,249
860	MarkWest Energy Partners LP				51,729
951	Spectra Energy Corp.				29,234
1,170	Sunoco Logistics Partners LP				47,607
					291,205
	REITS - 1.6%
4,122	Ashford Hospitality Trust, Inc.				35,202
602	Digital Realty Trust, Inc.				45,204
594	Health Care REIT, Inc.				33,656
2,349	Omega Healthcare Investors, Inc.				50,292
683	Rayonier, Inc.				30,974
					195,328
	SEMICONDUCTORS - 0.3%
1,255	Intel Corp.				35,642

	TELECOMMUNICATIONS - 0.7%
982	BCE, Inc. (Canada)				39,800
2,165	Consolidated Communications Holdings, Inc.				41,893
					81,693

See accompanying notes to financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2012

	TRANSPORTATION - EQUIPMENT & LEASING - 0.4%
1,305	Textainer Group Holdings Ltd.				$ 45,766

	WATER - 0.4%
1,497	American Water Works Co., Inc.				51,257

	TOTAL COMMON STOCK (Cost - $1,078,833)				1,165,436

Par Value		Coupon Rate (%)		Maturity	Value
	BONDS & NOTES - 60.6%
	AUTO PARTS & EQUIPMENT - 0.5%
50,000	Johnson Controls, Inc.	5.5000		1/15/2016	56,565

	BANKS - 4.4%
60,000	Bank of New York Mellon Corp.	4.3000		5/15/2014	64,201
70,000	Regions Financial Corp.	5.7500		6/15/2015	73,503
65,000	BB&T Corp.	4.9000		6/30/2017	71,554
70,000	Fifth Third Bancorp	4.5000		6/1/2018	73,779
200,000	PNC Financial Services Group, Inc.	3.3000		3/8/2022	201,504
60,000	PNC Financial Services Group, Inc.	6.7500		7/29/2049	62,890
					547,431
	CHEMICALS - 0.9%
98,000	Praxair, Inc.	4.3750		3/31/2014	104,983

	COAL - 1.7%
200,000	Peabody Energy Corp.	6.5000		9/15/2020	204,500

	COMMERCIAL SERVICES - 0.8%
100,000	Block Financial LLC	5.1250		10/30/2014	103,456

	ELECTRONICS - 0.9%
100,000	Jabil Circuit, Inc.	7.7500		7/15/2016	114,000

	FOOD - 0.9%
100,000	ConAgra Foods, Inc.	5.8750		4/15/2014	108,931

	INSURANCE - 0.5%
50,000	Hartford Financial Services Group, Inc.	5.5000		10/15/2016	53,826

	MACHINERY-CONSTR&MINING - 1.3%
150,000	Caterpillar, Inc.	3.9000		5/27/2021	166,255

See accompanying notes to financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2012

Par Value		Coupon Rate (%)		Maturity	Value
	MUNICIPAL - 7.8%
69,498	Colorado Housing & Finance Authority	5.2200		5/1/2036	$ 69,635
65,000	Maryland Community Development Administration	5.7500		9/1/2039	68,390
85,000	Maryland Community Development Administration	6.5000		3/1/2043	88,529
125,000	Missouri Housing Development Commission	5.8300		9/1/2017	135,435
45,000	Missouri Housing Development Commission	6.2500		9/1/2032	46,508
25,000	Nebraska Investment Finance Authority	4.9500		9/1/2026	25,094
65,000	New Hampshire Housing Finance Authority	5.5330		7/1/2037	65,586
15,000	New Mexico Mortgage Finance Authority	6.3500		1/1/2028	16,292
15,000	New Mexico Mortgage Finance Authority	5.8200		7/1/2030	15,804
135,000	Ohio Housing Finance Agengy	6.0010		9/1/2035	138,815
45,000	Oklahoma Housing Finance Agency	5.4100		3/1/2014	47,781
115,000	Utah Housing Corp.	5.1100		7/1/2017	117,459
80,000	Vancouver Housing Authority	3.5740		3/1/2016	84,951
45,000	Wisconsin Housing & Economic Development Authority	5.5300		3/1/2038	45,815
					966,094
	OIL & GAS - 5.4%
100,000	ATP Oil & Gas Corp.	11.8750		5/1/2015	76,875
150,000	ConocoPhillips	5.7500		2/1/2019	183,962
200,000	Newfield Exploration Co.	6.8750		2/1/2020	212,500
175,000	Transocean, Inc.	6.0000		3/15/2018	195,200
					668,537
	PIPELINES - 1.2%
40,000	Oneok, Inc.	5.2000		6/15/2015	44,040
100,000	Spectra Energy Capital LLC	5.6680		8/15/2014	109,078
					153,118
	RETAIL - 1.8%
200,000	JC Penney Corp Inc.	7.9500		4/1/2017	221,750

	U.S. GOVERNMENT - 17.3%
180,000	United States Treasury Note - TIP Bond	0.6250		4/15/2013	197,634
200,000	United States Treasury Note - TIP Bond	1.2500		4/15/2014	226,763
150,000	United States Treasury Note - TIP Bond	2.0000		1/15/2014	196,180
160,000	United States Treasury Note - TIP Bond	2.0000		7/15/2014	209,384
200,000	United States Treasury Note - TIP Bond	2.5000		7/15/2016	263,773
150,000	United States Treasury Note - TIP Bond	3.0000		7/15/2012	192,868
200,000	United States Treasury Note	1.3750		2/28/2019	201,289
100,000	United States Treasury Note	2.1250		8/15/2021	102,500
100,000	United States Treasury Note	2.3750		2/28/2015	105,570
200,000	United States Treasury Note	3.0000		2/28/2017	220,906
100,000	United States Treasury Note	3.3750		11/15/2019	113,914
100,000	United States Treasury Note	3.5000		5/15/2020	114,848
					2,145,629

See accompanying notes to financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2012

Par Value		Coupon Rate (%)		Maturity	Value
	U.S. GOVERNMENT AGENCY - 15.2%
200,000	Federal Farm Credit Bank	0.3500		10/3/2013	$ 200,166
14,732	Federal Home Loan Mortgage Corp.	2.4150	+	11/1/2018	15,532
41,453	Federal Home Loan Mortgage Corp.	2.2200		9/1/2022	42,728
29,747	Federal Home Loan Mortgage Corp.	2.2760	+	1/1/2024	30,765
31,689	Federal Home Loan Mortgage Corp.	2.4370	+	1/1/2024	32,793
27,002	Federal Home Loan Mortgage Corp.	4.7800		5/1/2038	28,889
40,000	Federal National Mortgage Association	4.6250		10/15/2014	44,063
3,865	Federal National Mortgage Association	2.5000	+	1/1/2017	4,024
44,642	Federal National Mortgage Association	3.7950	+	11/1/2020	45,849
43,411	Federal National Mortgage Association	1.5800	+	4/1/2024	44,611
21,255	Federal National Mortgage Association	2.2950	+	8/1/2034	22,439
124,058	Federal National Mortgage Association	2.3860		6/1/2036	130,320
56,192	Federal National Mortgage Association	2.4240	+	6/1/2036	60,100
99,992	Federal National Mortgage Association	2.7560	+	7/1/2036	106,936
122,280	Federal National Mortgage Association	2.3390	+	3/1/2038	129,440
47,293	Federal National Mortgage Association	4.5980		9/1/2038	50,431
4,835	Government National Mortgage Association	6.5000		1/15/2024	5,535
1,240	Government National Mortgage Association	6.5000		4/15/2026	1,432
501	Government National Mortgage Association	7.0000		8/15/2023	574
657	Government National Mortgage Association	7.0000		9/15/2023	751
1,828	Government National Mortgage Association	7.0000		2/15/2024	2,101
17,529	Government National Mortgage Association	7.0000		4/15/2028	20,409
3,606	Government National Mortgage Association	7.5000		12/15/2023	4,159
2,271	Government National Mortgage Association	8.0000		2/15/2023	2,566
1,040	Government National Mortgage Association	8.5000		4/15/2022	1,165
493	Government National Mortgage Association	9.0000		6/15/2021	525
154	Government National Mortgage Association	9.0000		2/15/2022	177
87,829	Government National Mortgage Association	2.0000	+	1/20/2032	90,731
30,539	Government National Mortgage Association	1.6250	+	10/20/2022	31,344
11,529	Government National Mortgage Association	2.0000	+	12/20/2024	11,880
10,972	Government National Mortgage Association	1.6250	+	12/20/2032	11,379
95,290	Government National Mortgage Association	2.3750	+	1/20/2023	97,432
49,418	Government National Mortgage Association	2.3750	+	1/20/2024	50,591
10,842	Government National Mortgage Association	2.3750	+	2/20/2024	11,100
11,401	Government National Mortgage Association	2.3750	+	3/20/2024	11,673
5,521	Government National Mortgage Association	2.3750	+	4/20/2024	5,707
12,234	Government National Mortgage Association	2.3750	+	5/20/2024	12,648
41,233	Government National Mortgage Association	2.3750	+	2/20/2025	42,262
16,212	Government National Mortgage Association	2.5000	+	12/20/2024	16,721
194,868	Government National Mortgage Association	2.5000	+	8/20/2041	202,129
14,655	Government National Mortgage Association	1.6235	+	7/20/2023	15,092
15,501	Government National Mortgage Association	1.6250	+	8/20/2023	15,966
10,131	Government National Mortgage Association	1.6250	+	9/20/2024	10,451
14,591	Government National Mortgage Association	1.6250	+	9/20/2024	15,052
10,132	Government National Mortgage Association	1.6250	+	7/20/2025	10,464

See accompanying notes to financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2012

	U.S. GOVERNMENT AGENCY - 15.2% (Continued)
47,320	Government National Mortgage Association	1.6250	+	9/20/2030	$ 48,887
82,350	Government National Mortgage Association	1.6250	+	7/20/2031	85,577
56,098	Government National Mortgage Association	4.5000	+	7/20/2036	59,778
					1,885,344

	TOTAL BONDS & NOTES (Cost - $7,357,034)				7,500,419

Shares		Rate			Value
	PREFERRED STOCK - 21.5%
	BANKS - 5.3%
5,000	BB&T Capital Trust VII	8.1000			128,500
8,000	Goldman Sachs Group, Inc.	3.7500			158,080
2,400	HSBC Holdings PLC (United Kingdom)	8.1250			63,216
3,600	PNC Capital Trust E	7.7500			94,212
4,600	SunTrust Capital IX	7.8750			117,116
3,600	Susquehanna Capital I	9.3750			94,990
					656,114
	DIVERSIFIED FINANCIAL SERVICES - 2.3%
3,000	Capital One Capital II	7.5000			76,200
4,000	HSBC Finance Corp.	6.3600			98,840
4,000	National City Capital Trust IV	8.0000			102,120
					277,160
	INSURANCE - 7.3%
4,000	AAG Holding Co., Inc.	7.5000			101,806
4,400	Aegon NV (Netherlands)	6.3750			103,840
7,000	American Financial Group, Inc.	7.1250			178,640
4,000	Aspen Insurance Holdings Ltd. (Bermuda)	7.4010			101,680
1,680	Axis Capital Holdings Ltd. (Bermuda)	7.2500			42,974
4,200	Endurance Specialty Holdings Ltd. (Bermuda)	7.7500			111,426
5,000	Hartford Financial Services Group, Inc.	7.2500			107,150
6,000	PartnerRe Ltd.	6.7500			151,800
					899,316
	OIL & GAS - 0.6%
5,000	GMX Resources, Inc.	9.2500			79,300

	REITS - 6.0%
5,000	Apartment Investment & Management Co.	7.7500			126,350
4,400	Ashford Hospitality Trust, Inc.	8.5500			110,704
5,000	DuPont Fabros Technology, Inc.	7.8750			129,250
7,000	First Potomac Realty Trust	7.7500			176,750
5,000	Kimco Realty Corp.	7.7500			127,250
3,000	Realty Income Corp.	6.7500			75,330
					745,634

	TOTAL PREFERRED STOCK (Cost - $2,577,291)				2,657,524

See accompanying notes to financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2012

	CLOSED-END FUNDS - 5.2%
10,994	BlackRock Floating Rate Income Strategies Fund, Inc.				$ 163,371
21,027	BlackRock Income Trust, Inc.				158,754
11,640	BlackRock Strategic Bond Trust				169,479
14,572	DWS Multi-Market Income Trust				157,523
	(Cost - $605,344)				649,127

	SHORT-TERM INVESTMENTS - 2.4%
	MONEY MARKET FUND - 2.4%
292,382	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.0023%**				292,382
	(Cost - $292,382)

	TOTAL INVESTMENTS - 99.1% (Cost - $11,910,884) (a)				$ 12,264,888
	OTHER ASSETS LESS LIABILITIES - 0.9%				108,627
	NET ASSETS - 100.0%				$ 12,373,515

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation				$ 422,554
	Unrealized depreciation				(68,550)
	Net unrealized appreciation				$ 354,004
* Non-income producing security
** Money market fund; interest rate reflects seven day effective yield on April 30, 2012
+ Adjustable Rate Securities

See accompanying notes to financial statements.

DANA LARGE CAP CORE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2012

Shares		Value
	COMMON STOCK - 98.3%
	AEROSPACE/DEFENSE - 1.7%
2,340	Lockheed Martin Corp.	$ 211,864

	AGRICULTURE - 1.8%
2,600	Philip Morris International, Inc.	232,726

	BANKS - 5.5%
15,400	Fifth Third Bancorp	219,142
5,600	JPMorgan Chase & Co.	240,688
7,000	Wells Fargo & Co.	234,010
		693,840
	CHEMICALS - 1.7%
3,900	EI du Pont de Nemours & Co.	208,494

	COMMERCIAL SERVICES - 2.0%
2,000	Alliance Data Systems Corp. *	256,980

	COMPUTERS - 7.8%
520	Apple, Inc. *	303,805
8,200	EMC Corp. *	231,322
1,040	International Business Machines Corp.	215,363
7,800	Seagate Technology PLC	239,928
		990,418
	DIVERSIFIED FINANCIAL SERVICES - 2.1%
7,800	Discover Financial Services	264,420

	ELECTRIC - 3.4%
2,700	American Electric Power Co., Inc.	104,868
2,300	NextEra Energy, Inc.	148,005
6,600	Xcel Energy, Inc.	178,596
		431,469
	ELECTRONICS - 1.7%
5,200	Agilent Technologies, Inc.	219,336

	FOOD - 4.8%
3,400	Hormel Foods Corp.	194,004
5,100	Kraft Foods, Inc. - Cl. A	203,337
8,800	Kroger Co. (The)	204,776
		602,117
	FOREST PRODUCTS & PAPER - 1.7%
6,500	International Paper Co.	216,515

	HEALTHCARE-PRODUCTS - 1.9%
4,400	Covidien PLC (Ireland)	243,012

	HEALTHCARE-SERVICES - 1.9%
4,200	UnitedHealth Group, Inc.	235,830

	HOUSEHOLD PRODUCTS/WARES - 0.8%
1,260	Kimberly-Clark Corp.	98,872

See accompanying notes to financial statements.

DANA LARGE CAP CORE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2012

Shares		Value
	INSURANCE - 5.1%
3,100	ACE Ltd.	$ 235,507
3,300	Prudential Financial, Inc.	199,782
4,400	Torchmark Corp.	214,324
		649,613
	LODGING - 2.0%
5,100	Wyndham Worldwide Corp.	256,734

	MACHINERY-CONSTRUCTION & MINING - 1.5%
1,820	Caterpillar, Inc.	187,041

	MACHINERY-DIVERSIFIED - 3.4%
1,900	Cummins, Inc.	220,077
2,600	Deere & Co.	214,136
		434,213
	MEDIA - 1.8%
4,800	Viacom, Inc.	222,672

	METAL FABRICATE/HARDWARE - 1.3%
2,820	Timken Co.	159,358

	MISCELLANEOUS MANUFACTURING - 0.9%
6,000	General Electric Co.	117,480

	OIL & GAS - 10.0%
2,100	Apache Corp.	201,474
1,900	Chevron Corp.	202,464
3,300	ConocoPhillips	236,379
2,260	Exxon Mobil Corp.	195,129
3,000	Helmerich & Payne, Inc.	154,170
1,200	Marathon Oil Corp.	35,208
5,000	Marathon Petroleum Corp.	208,050
800	Seadrill Ltd.	31,304
		1,264,178
	OIL & GAS SERVICES - 1.4%
2,200	Oil States International, Inc. *	175,076

	PHARMACEUTICALS - 5.6%
4,200	Abbott Laboratories	260,652
5,500	Cardinal Health, Inc.	232,485
5,700	Merck & Co., Inc.	223,668
		716,805
	REITS - 1.9%
7,700	American Capital Agency Corp.	240,548

	RETAIL - 8.8%
1,900	Advance Auto Parts, Inc.	174,420
5,000	CVS Caremark Corp.	223,100
5,400	Foot Locker, Inc.	165,186
1,600	Home Depot, Inc. (The)	82,864
6,600	Macy's, Inc.	270,732
3,300	Wal-Mart Stores, Inc.	194,403
		1,110,705

See accompanying notes to financial statements.

DANA LARGE CAP CORE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2012

Shares		Value
	SEMICONDUCTORS - 5.3%
8,000	Intel Corp.	$ 227,200
4,400	KLA-Tencor Corp.	229,460
3,400	QUALCOMM, Inc.	217,056
		673,716
	SOFTWARE - 3.0%
5,000	CA, Inc.	132,100
7,600	Microsoft Corp.	243,352
		375,452
	TELECOMMUNICATIONS - 4.5%
1,900	AT&T, Inc.	62,529
2,800	BCE, Inc. (Canada)	113,484
10,600	Cisco System, Inc.	213,590
4,500	Verizon Communications, Inc.	181,710
		571,313
	TOYS/GAMES/HOBBIES - 1.4%
5,400	Mattel, Inc.	181,440

	TRANSPORTATION - 1.6%
1,800	Union Pacific Corp.	202,392

	TOTAL COMMON STOCK (Cost - $10,658,623)	12,444,629

	SHORT-TERM INVESTMENTS - 2.8%
	MONEY MARKET FUND - 2.8%
352,112	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.0023%**	352,112
	(Cost - $352,112)

	TOTAL INVESTMENTS - 101.1% (Cost - $11,010,734) (a)	$ 12,796,741
	CALL OPTIONS WRITTEN - (0.1) %	(9,625)
	OTHER LIABILITIES LESS ASSETS - (1.0) %	(128,398)
	NET ASSETS - 100.0%	$ 12,658,718

Contracts	SCHEDULE OF CALL OPTIONS WRITTEN - (0.1) %	Value
30	Helmerich & Payne, Inc.	$ 3,750
	Expiration May 2012, Exercise Price $52.50
12	Kimberly - Clark Corp.	4,200
	Expiration May 2012, Exercise Price $75.00
10	Macy's, Inc.	740
	Expiration May 2012, Exercise Price $42.00
17	QUALCOMM, Inc.	935
	Expiration May 2012, Exercise Price $65.00
	TOTAL CALL OPTIONS WRITTEN - (Proceeds $9,014)	$ 9,625

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 1,842,941
	Unrealized depreciation	(56,934)
	Net unrealized appreciation	$ 1,786,007
* Non-income producing security
** Money market fund; interest rate reflects seven day effective yield on April 30, 2012

See accompanying notes to financial statements.

EPIPHANY FFV LATIN AMERICA FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2012

Shares		Value
	COMMON STOCK - 96.4%
	AIRLINES - 2.7%
1,000	Lan Airlines SA - ADR	$ 28,190

	BANKS - 10.5%
250	Banco de Chile - ADR	23,405
500	Bancolombia SA	33,915
200	Credicorp Ltd.	26,182
1,700	Itau Unibanco Holding SA - ADR	26,673
		110,175
	BEVERAGES - 12.1%
800	Cia De Bebidas Americas - ADR	33,584
400	Cia Cervecerias Unidas - ADR	28,648
400	Fomento Economico Mexicano SAB de CV - ADR	32,504
4,500	Grupo Modelo SAB de CV	31,856
		126,592
	CHEMICALS - 2.8%
500	Sociedad Quimica y Minera de Chile SA - ADR	29,145

	ELECTRIC - 11.9%
1,000	Cia Energetica de Minas Gerais	24,670
1,500	Cia Paranaense de Energia - ADR	37,575
500	Empresa Nacional de Electricidad SA (Chile)	27,310
1,700	Enersis S.A. - ADR	34,459
		124,014
	ENGINEERING & CONSTRUCTION - 3.8%
500	Grupo Aeroportuario del Sureste SAB de CV	40,955

	FOOD - 10.3%
1,500	BRF-Brasil Foods SA	27,645
500	Cia Brasileira de Distribuicao Group Pao de Acucar ADR	23,515
1,500	Cosan Ltd.	20,760
15,000	Grupo Bimbo SAB de CV	35,853
		107,773
	HOLDING COMPANIES-DIVERS - 3.6%
2,600	Alfa SAB de CV	37,261

	IRON/STEEL - 5.9%
2,800	Gerdau SA - ADR	26,292
1,600	Vale SA - ADR	35,520
		61,812
	MEDIA - 2.9%
1,400	Grupo Televisa SAB	30,758

See accompanying notes to financial statements.

EPIPHANY FFV LATIN AMERICA FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2012
Shares		Value
	METAL FABRICATE/HARDWARE - 2.3%
600	Tenaris SA- ADR	$ 23,514

	MINING - 8.9%
700	Cia de Minas Buenaventura SA	28,889
9,000	Grupo Mexico SAB de CV	27,789
1,100	Southern Copper Corp.	36,168
		92,846
	OIL & GAS - 6.0%
600	Ecopetrol SA	38,820
1,100	Petroleo Brasileiro SA - ADR	24,376
		63,196
	RETAIL - 5.6%
1,300	Arcos Dorados Holdings Inc	23,231
4,400	El Puerto de Liverpool SAB de CV	35,154
		58,385
	TELECOMMUNICATIONS - 7.1%
1,500	America Movil SAB de CV	39,975
1,200	Telefonica Brasil SA - ADR	34,164
		74,139

	TOTAL COMMON STOCK (Cost - $1,014,290)	1,008,755

	SHORT-TERM INVESTMENTS - 1.5%
	MONEY MARKET FUND - 1.5%
15,927	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.0023%**	15,927
	(Cost - $15,927)

	TOTAL INVESTMENTS - 97.9% (Cost - $1,030,217) (a)	$ 1,024,682
	OTHER ASSETS LESS LIABILITIES - 2.1%	21,587
	NET ASSETS - 100.0%	$ 1,046,269

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 26,861
	Unrealized depreciation	(32,396)
	Net unrealized depreciation	$ (5,535)

ADR - American Depositary Receipt
** Money market fund; interest rate reflects seven day effective yield on April 30, 2012

See accompanying notes to financial statements.

EPIPHANY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2012 (Unaudited)

	Epiphany	Epiphany	Epiphany	Dana	Epiphany
	FFV	Small Cap	FFV Strategic	Large Cap Core	Latin America
	Fund	Fund	Income Fund	Fund	Fund (a)
Assets:
Investments, at cost	$ 10,388,481	$ 886,811	$ 11,910,884	$ 11,010,734	$ 1,030,217

Investments in securities, at value	$ 11,807,248	$ 943,597	$ 12,264,888	$ 12,796,741	$ 1,024,682
Cash	-	-	458	-	1,507
Receivable for fund shares sold	19,926	-	14,444	-	-
Receivable from manager	16,706	42,711	13,320	2,000	16,531
Interest and dividends receivable	12,487	323	68,754	12,021	7,610
Receivable for securities sold	-	-	312	-	-
Prepaid expenses and other assets	51,559	15,020	20,116	22,743	5,513
Total Assets	11,907,926	1,001,651	12,382,292	12,833,505	1,055,843

Liabilities:
Payable for securities purchased	100,842	-	-	130,938	-
Payable for fund shares redeemed	-	-	-	25,545	-
Options written, at Value (Premiums $9,014)	-	-	-	9,625	-
Transfer agent fees payable	3,477	1,552	2,795	2,617	-
Fund accounting fees payable	2,497	1,368	2,276	1,131	-
Payable for distribution fees	2,347	222	2,674	2,629	219
Administration fees payable	1,677	1,241	-	916	2,965
Custody fees payable	1,613	1,420	1,022	1,386	1,048
Trustees fees payable	359	917	10	-	2,482
Compliance officer fees payable	-	-	-	-	2,860
Accrued expenses and other liabilities	5,120	-	-	-	-
Total Liabilities	117,932	6,720	8,777	174,787	9,574

Net Assets	$ 11,789,994	$ 994,931	$ 12,373,515	$ 12,658,718	$ 1,046,269

Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$ 10,344,004	$ 926,515	$ 12,022,362	$ 10,695,502	$ 1,059,175
Undistributed net investment income (loss)	19,354	(1,428)	22,538	8,799	7,268
Accumulated net realized gain (loss) on investments	7,869	13,058	(25,394)	169,021	(14,639)
Net unrealized appreciation (depreciation) on:
Investments	1,418,767	56,786	354,009	1,786,007	(5,535)
Options	-	-	-	(611)	-
Net Assets	$ 11,789,994	$ 994,931	$ 12,373,515	$ 12,658,718	$ 1,046,269

Net Asset Value Per Share
Class N
Net Assets	$ 10,700,228	$ 850,981	$ 10,509,270	$ 12,192,563	$ 1,044,290
Shares of beneficial interest outstanding	1,055,883	67,675	1,005,405	876,358	105,322
Net asset value, offering and redemption price per share (b)	$ 10.13	$ 12.57	$ 10.45	$ 13.91	$ 9.92

Class A
Net Assets	$ 928,708	$ 129,648	$ 1,679,336	$ 445,936	$ 990
Shares of beneficial interest outstanding	91,496	10,311	160,050	31,991	100
Net asset value and redemption price per share (b)	$ 10.15	$ 12.57	$ 10.49	$ 13.94	$ 9.90
Offering price per share (maximum sales charge of 5.00%)	$ 10.68	$ 13.23	$ 11.04	$ 14.67	$ 10.42

Class C
Net Assets	$ 161,058	$ 14,302	$ 184,909	$ 20,219	$ 989
Shares of beneficial interest outstanding	16,015	1,145	17,705	1,454	100
Net asset value, offering and redemption price per share (b,c)	$ 10.06	$ 12.49	$ 10.44	$ 12.50	$ 9.89

(a)	The Epiphany Latin America Fund commenced operations on March 12, 2012.
(b)	A redemption fee of 2.00% is imposed in the event of certain redemption transactions within sixty days of purchase.
(c)	A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain redemption transactions within one year of purchase.

See accompanying notes to financial statements.

EPIPHANY FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2012 (Unaudited)

	Epiphany	Epiphany	Epiphany	Dana	Epiphany
	FFV	FFV Small Cap	FFV Strategic	Large Cap Core	FFV Latin America
	Fund	Fund	Income Fund	Fund	Fund (a)
Investment Income:
Interest income	$ 354	$ 32	$ 98,942	$ 256	$ 41
Dividend income	130,699	8,823	135,933	140,583	9,462
Total Investment Income	131,053	8,855	234,875	140,839	9,503

Operating Expenses:
Management fees	38,630	3,493	26,721	41,113	1,303
Distribution fees:
Class N Shares	11,997	1,048	11,882	13,310	325
Class A Shares	764	99	1,287	392	1
Class C Shares	461	69	764	10	1
Fund accounting fees	10,753	10,753	10,753	10,753	2,630
Administration fees	10,451	9,670	14,506	9,983	2,334
Transfer agent fees	10,220	5,625	9,356	7,904	2,959
Compliance officer fees	12,777	5,437	12,617	12,155	2,860
Registration fees	9,876	3,028	6,452	9,191	658
Professional fees	11,739	5,142	11,120	10,357	2,981
Trustees' fees	4,185	1,584	5,130	3,895	855
Custodian fees	3,406	2,292	4,005	2,634	1,118
Printing and postage expense	4,219	1,610	4,129	4,437	1,118
Insurance expense	1,046	648	1,036	1,585	138
Non 12b-1 Shareholder Service Fee	499	499	499	499	131
Miscellaneous expenses	1,496	1,639	1,496	1,501	657
Total Operating Expenses	132,519	52,636	121,753	129,719	20,069
Less: Fees waived and expenses reimbursed	(54,846)	(45,591)	(54,290)	(47,338)	(17,834)
Net Operating Expenses	77,673	7,045	67,463	82,381	2,235

Net Investment Income	53,380	1,810	167,412	58,458	7,268

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	126,909	15,627	(16,244)	204,431	(14,639)
Options	-	-	-	(33,511)	-
Net change in unrealized appreciation (depreciation) on:
Investments	785,060	45,939	260,103	1,204,425	(5,535)
Options	-	-	-	(611)	-
Net Realized and Unrealized
Gain (Loss) on Investments	911,969	61,566	243,859	1,374,734	(20,174)

Net Increase (Decrease) in Net Assets
Resulting From Operations	$ 965,349	$ 63,376	$ 411,271	$ 1,433,192	$ (12,906)

(a)	The Epiphany Latin America Fund commenced operations on March 12, 2012.

See accompanying notes to financial statements.

EPIPHANY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Epiphany FFV Fund		Epiphany FFV Small Cap Fund

	Six Months Ended		Six Months Ended
	April 30, 2012	Year Ended	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011	(Unaudited)	October 31, 2011

Operations:
Net investment income	$ 53,380	$ 54,668	$ 1,810	$ 3,569
Net realized gain (loss) on investments	126,909	(74,627)	15,627	46,655
Net change in unrealized appreciation
(depreciation) on investments	785,060	214,006	45,939	(49,852)
Net increase in net assets
resulting from operations	965,349	194,047	63,376	372

Distributions to Shareholders:
Net Realized Gains:
Class N	-	-	(44,288)	(756)
Class A	-	-	(3,438)	(12)
Class C	-	-	(720)	(10)
Net Investment Income:
Class N	(40,333)	(41,836)	(2,157)	(4,341)
Class A	(2,387)	(1,633)	(185)	(104)
Class C	(122)	-	-	(20)
Total Dividends and Distributions
to Shareholders	(42,842)	(43,469)	(50,788)	(5,243)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class N	2,490,267	4,482,120	41,832	823,157
Class A	397,870	373,141	75,964	47,405
Class C	98,942	18,987	-	-
Reinvestment of dividends and distributions
Class N	38,810	40,093	45,526	5,073
Class A	1,525	1,224	2,806	69
Class C	121	-	719	30
Cost of shares redeemed
Class N	(1,305,587)	(1,422,687)	(74,131)	(880,758)
Class A	(38,832)	(71,684)	(3,816)	(1,084)
Class C	(30)	(50,137)	-	(13)
Redemption Fees	2,374	3,517	-	1,075
Net increase (decrease) in net assets from
share transactions of beneficial interest	1,685,460	3,374,574	88,900	(5,046)

Total Increase in Net Assets	2,607,967	3,525,152	101,488	(9,917)

Net Assets:
Beginning of period	9,182,027	5,656,875	893,443	903,360
End of period*	$ 11,789,994	$ 9,182,027	$ 994,931	$ 893,443
* Includes undistributed net investment
income (loss) at end of period	$ 19,354	$ 8,816	$ 8,799	$ -

See accompanying notes to financial statements.

EPIPHANY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Epiphany FFV Fund		Epiphany FFV Small Cap Fund

	Six Months Ended		Six Months Ended
	April 30, 2012	Year Ended	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011	(Unaudited)	October 31, 2011

SHARE ACTIVITY
Class N:
Shares Sold	254,345	472,352	3,299	63,409
Shares Reinvested	4,199	4,311	4,007	410
Shares Redeemed	(131,632)	(155,056)	(6,021)	(74,557)
Net increase in shares of beneficial
interest outstanding	126,912	321,607	1,285	(10,738)

Class A:
Shares Sold	39,708	41,034	6,095	3,781
Shares Reinvested	167	132	247	6
Shares Redeemed	(4,221)	(7,793)	(304)	(86)
Net increase in shares of beneficial
interest outstanding	35,654	33,373	6,038	3,701

Class C:
Shares Sold	10,004	2,109	-	-
Shares Reinvested	11	-	64	3
Shares Redeemed	(3)	(5,552)	-	(1)
Net increase in shares of beneficial
interest outstanding	10,012	(3,443)	64	2

See accompanying notes to financial statements.

EPIPHANY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Epiphany FFV Strategic Income Fund		Dana Large Cap Core Fund

	Six Months Ended		Six Months Ended
	April 30, 2012	Year Ended	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011	(Unaudited)	October 31, 2011

Operations:
Net investment income	$ 167,412	$ 234,252	$ 58,458	$ 36,341
Net realized gain (loss) on investments and options	(16,244)	(6,312)	170,920	125,189
Net change in unrealized appreciation and options
(depreciation) on investments	260,103	(26,904)	1,203,814	218,166
Net increase in net assets
resulting from operations	411,271	201,036	1,433,192	379,696

Distributions to Shareholders:
Net Realized Gains:
Class N	-	(1,968)	(105,038)	-
Class A	-	(59)	(3,254)	-
Class C	-	(6)	-	-
Class I (a)	-	(48)	-	-
Net Investment Income:
Class N	(139,618)	(210,279)	(53,266)	(31,885)
Class A	(14,853)	(12,950)	(1,577)	(439)
Class C	(1,710)	(858)	-	-
Class I (a)	-	(1,086)	-	-
Total Dividends and Distributions
to Shareholders	(156,181)	(227,254)	(163,135)	(32,324)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class N	1,779,977	5,203,498	2,270,146	5,679,189
Class A	931,443	812,459	157,912	368,069
Class C	53,900	112,112	19,835	-
Class I (a)	-	-	-	-
Reinvestment of dividends and distributions
Class N	131,208	208,542	158,304	31,886
Class A	11,922	10,202	4,831	439
Class C	1,679	864	-	-
Class I (a)	-	1,133	-	-
Cost of shares redeemed
Class N	(443,788)	(404,546)	(430,989)	(627,934)
Class A	(41,984)	(109,651)	(53,617)	(66,336)
Class C	-	(10)	-	-
Class I (a)	-	(106,655)	-	-
Shares exchanged
Class N	-	106,655	-	-
Class I (a)	-	(106,655)	-	-
Redemption Fees	880	1,402	(45)	2,360
Net increase in net assets from
share transactions of beneficial interest	2,425,237	5,729,350	2,126,377	5,387,673

Total Increase in Net Assets	2,680,327	5,703,132	3,396,434	5,735,045

Net Assets:
Beginning of period	9,693,188	3,990,056	9,262,284	3,527,239
End of period*	$ 12,373,515	$ 9,693,188	$ 12,658,718	$ 9,262,284
* Includes undistributed net investment
income at end of period	$ 22,538	$ 18,374	$ 8,799	$ 4,100

(a) For the period October 31, 2010 through March 1, 2011. Effective March 1, 2011, Class I shares suspended sales and the outstanding shares were exchanged for Class N shares at net asset value.

See accompanying notes to financial statements.

EPIPHANY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Epiphany FFV Strategic Income Fund		Dana Large Cap Core Fund

	Six Months Ended		Six Months Ended
	April 30, 2012	Period Ended	April 30, 2012	Period Ended
	(Unaudited)	October 31, 2011	(Unaudited)	October 31, 2011

SHARE ACTIVITY
Class N:
Shares Sold	172,876	509,264	180,171	465,157
Shares Reinvested	12,726	20,369	13,086	2,521
Shares Redeemed	(43,391)	(39,893)	(33,953)	(48,437)
Shares Exchanged	-	10,326	-	-
Net increase in shares of beneficial
interest outstanding	142,211	500,066	159,304	419,241

Class A:
Shares Sold	89,559	79,055	11,553	28,733
Shares Reinvested	1,150	993	400	35
Shares Redeemed	(4,072)	(10,656)	(4,002)	(5,015)
Net increase in shares of beneficial
interest outstanding	86,637	69,392	7,951	23,753

Class C:
Shares Sold	5,223	11,024	1,453	-
Shares Reinvested	163	85	-	-
Shares Redeemed	-	(1)	-	-
Net increase in shares of beneficial
interest outstanding	5,386	11,108	1,453	-

Class I (a):
Shares Sold	-	-	-	-
Shares Reinvested	-	112	-	-
Shares Redeemed	-	-	-	-
Shares Exchanged	-	(10,345)	-	-
Net decrease in shares of beneficial
interest outstanding	-	(10,233)	-	-

(a) For the period October 31, 2010 through March 1, 2011. Effective March 1, 2011, Class I shares suspended sales and the outstanding shares were exchanged for Class N shares at net asset value.

See accompanying notes to financial statements.

EPIPHANY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

Epiphany FFV Latin America Fund

Six Months Ended
April 30, 2012
(Unaudited) (a)

Operations:
Net investment income	$ 7,268
Net realized loss on investments	(14,639)
Net change in unrealized depreciation on investmnets	(5,535)
Net decrease in net assets
resulting from operations	(12,906)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class N	1,057,165
Class A	990
Class C	990
Cost of shares redeemed
Class N	-
Class A	-
Class C	-
Redemption Fees	-
Net increase in net assets from
share transactions of beneficial interest	1,059,145

Total Increase in Net Assets	1,046,239

Net Assets:
Beginning of period	30
End of period*	$ 1,046,269
* Includes undistributed net investment
income at end of period	$ 18,374

SHARE ACTIVITY
Class N:
Shares Sold	105,531
Shares Reinvested	-
Shares Redeemed	-
Net increase in shares of beneficial
interest outstanding	105,531

Class A:
Shares Sold	99
Shares Reinvested	-
Shares Redeemed	-
Net increase in shares of beneficial
interest outstanding	99

Class C:
Shares Sold	99
Shares Reinvested	-
Shares Redeemed	-
Net increase in shares of beneficial
interest outstanding	99

(a) The Epiphany FFV Latin America Fund commenced operations March 12, 2012.

See accompanying notes to financial statements.

EPIPHANY FFV FUND
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class N
	Six Months
	Ended		Year Ended		Year Ended		Year Ended	Year Ended	Period Ended
	April 30, 2012		October 31,		October 31,		October 31,	October 31,	October 31,
	(Unaudited)		2011		2010		2009	2008	2007 *

Net asset value, beginning of period	$ 9.27		$ 8.85		$ 7.63		$ 7.02	$ 10.05	$ 10.00
Activity from investment operations:
Net investment income (1)	0.05		0.07		0.04		0.06	0.08	0.06
Net realized and unrealized gain (loss)	0.85		0.40		1.22		0.61	(2.90)	0.03
Total from investment operations	0.90		0.47		1.26		0.67	(2.82)	0.09
Less distributions from:
Net investment income	(0.04)		(0.05)		(0.04)		(0.06)	(0.07)	(0.04)
Net realized gains	-		-		-		-	(0.14)	-
Total distributions	(0.04)		(0.05)		(0.04)		(0.06)	(0.21)	(0.04)

Paid in capital from redemption fees	0.00	(2)	0.00	(2)	0.00	(2)	-	-	-

Net asset value, end of period	$ 10.13		$ 9.27		$ 8.85		$ 7.63	$ 7.02	$ 10.05

Total return (3,4)	9.76%	(5)	5.31%		16.53%		9.76%	(28.55)%	0.92%	(5)
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 10,700		$ 8,608		$ 5,374		$ 2,724	$ 1,536	$ 1,193
Ratios of gross expenses to
average net assets:	2.56%	(6)	3.16%		3.77%		8.22%	10.55%	33.92%	(6)
Ratios of net expenses to
average net assets:	1.50%	(6)	1.57%		1.70%		1.50%	1.50%	1.50%	(6)
Ratios of net investment income to
average net assets:	1.05%	(6)	0.69%		0.43%		0.84%	0.95%	0.71%	(6)
Ratios of net investment loss to
average net assets - pre waiver/recapture	(0.02)%	(6)	(0.90)%		(1.64)%		(5.87)%	(8.10)%	(31.71)%	(6)
Portfolio turnover rate	19%		84%		174%		41%	80%	116%

*	The Epiphany FFV Fund Class N commenced operations on January 8, 2007.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Redemption fees resulted in an amount less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)	Not annualized
(6)	Annualized

See accompanying notes to financial statements.

EPIPHANY FFV FUND
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class A
	Six Months
	Ended		Year Ended		Year Ended		Year Ended	Period Ended
	April 30, 2012		October 31,		October 31,		October 31,	October 31,
	(Unaudited)		2011		2010		2009	2008 *

Net asset value, beginning of period	$ 9.28		$ 8.87		$ 7.62		$ 7.02	$ 8.77
Activity from investment operations:
Net investment income (1)	0.05		0.07		0.03		0.06	0.04
Net realized and unrealized gain (loss)	0.86		0.39		1.25		0.60	(1.75)
Total from investment operations	0.91		0.46		1.28		0.66	(1.71)
Less distributions from:
Net investment income	(0.04)		(0.05)		(0.03)		(0.06)	(0.04)
Net realized gains	-		-		-		-	-
Total distributions	(0.04)		(0.05)		(0.03)		(0.06)	(0.04)

Paid in capital from redemption fees	0.00	(2)	0.00	(2)	0.00	(2)	-	-

Net asset value, end of period	$ 10.15		$ 9.28		$ 8.87		$ 7.62	$ 7.02

Total return (3,4)	9.88%	(5)	5.21%		16.88%		0.10%	(19.57)%	(5)
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 938		$ 518		$ 199		$ 84	$ 56
Ratios of gross expenses to
average net assets:	2.56%		3.24%		3.75%		8.22%	10.53%	(6)
Ratios of net expenses to
average net assets:	1.50%		1.56%		1.69%		1.50%	1.50%	(6)
Ratios of net investment income to
average net assets:	1.01%		0.75%		0.36%		0.82%	0.90%	(6)
Ratios of net investment loss to
average net assets - pre waiver/recapture	(0.04)%		(0.93)%		(1.70)%		(5.90)%	(8.13)%	(6)
Portfolio turnover rate	19%		84%		174%		41%	80%

*	The Epiphany FFV Fund Class A commenced operations on March 19, 2008.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Redemption fees resulted in an amount less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares and exclude the effect of applicable sales charges.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)	Not annualized
(6)	Annualized

See accompanying notes to financial statements.

EPIPHANY FFV FUND
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

		Class C
		Six Months
		Ended		Year Ended		Year Ended		Year Ended	Period Ended
		April 30, 2012		October 31,		October 31,		October 31,	October 31,
		(Unaudited)		2011		2010		2009	2008 *

Net asset value, beginning of period		$ 9.20		$ 8.80		$ 7.62		$ 7.00	$ 9.08
Activity from investment operations:
	Net investment income (loss) (1)	0.01		(0.01)		(0.02)		0.01	0.00	(2)
	Net realized and unrealized gain (loss)	0.86		0.41		1.21		0.63	(2.08)
	Total from investment operations	0.87		0.40		1.19		0.64	(2.08)
Less distributions from:
	Net investment income	(0.01)		-		(0.01)		(0.02)	(0.00)	(3)
	Net realized gains	-		-		-		-	-
Total distributions		(0.01)		-		(0.01)		(0.02)	-

Paid in capital from redemption fees		0.00	(4)	0.00	(4)	0.00	(4)	-	-

Net asset value, end of period		$ 10.06		$ 9.20		$ 8.80		$ 7.62	$ 7.00

Total return (5,6)		9.47%	(7)	4.55%		15.57%		9.12%	(22.86)%	(7)
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 161		$ 55		$ 83		$ 11	$ 8
	Ratios of gross expenses to
	average net assets:	3.29%	(8)	3.82%		4.51%		8.97%	11.13%	(8)
	Ratios of net expenses to
	average net assets:	2.25%	(8)	2.33%		2.45%		2.25%	2.25%	(8)
	Ratios of net investment income (loss) to
	average net assets:	0.18%	(8)	(0.13)%		(0.23)%		0.29%	0.04%	(8)
	Ratios of net investment loss to
	average net assets - pre waiver/recapture	(0.87)%	(8)	(1.62)%		(2.29)%		(6.42)%	(8.83)%	(8)
	Portfolio turnover rate	19%		84%		174%		41%	80%

*	The Epiphany FFV Fund Class C commenced operations on February 13, 2008.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Net investment income per share resulted in less than $0.01 per share.
(3)	Net investment income distribution was less than $0.01 per share.
(4)	Redemption fees resulted in an amount less than $0.01 per share.
(5)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares and exclude the effect of applicable sales charges.

(6)	Assumes reinvestment of all dividends and distributions, if any.
(7)	Not annualized
(8)	Annualized

See accompanying notes to financial statements.

EPIPHANY FFV SMALL CAP FUND
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class N
	Six Months
	Ended		Year Ended	Period Ended
	April 30, 2012		October 31,	October 31,
	(Unaudited)		2011	2010 *

Net asset value, beginning of period	$ 12.45		$ 11.47	$ 10.00
Activity from investment operations:
Net investment income (1,2)	0.02		0.04	0.00
Net realized and unrealized gain (loss)	0.80		0.99	1.49
Total from investment operations	0.82		1.03	1.49
Less distributions from:
Net investment income	(0.03)		(0.05)	(0.02)
Net realized gains	(0.67)		(0.01)	-
Total distributions	(0.70)		(0.06)	(0.02)

Paid in capital from redemption fees	0.00		0.01	-

Net asset value, end of period	$ 12.57		$ 12.45	$ 11.47

Total return (3,4)	7.17%	(5)	9.03%	14.88%	(5)
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 851		$ 827	$ 884
Ratios of gross expenses to
average net assets:	11.26%	(6)	7.59%	17.42%	(6)
Ratios of net expenses to
average net assets:	1.50%	(6)	1.57%	1.75%	(6)
Ratios of net investment income to
average net assets:	0.41%	(6)	0.29%	0.05%	(6)
Ratios of net investment loss to
average net assets - pre waiver/recapture	(9.35)%	(6)	(5.73)%	(15.61)%	(6)
Portfolio turnover rate	116%		88%	96%

*	The Epiphany FFV Small Cap Fund Class N commenced operations on March 1, 2010.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Net investment income per share resulted in less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)	Not annualized
(6)	Annualized

See accompanying notes to financial statements.

EPIPHANY FFV SMALL CAP FUND
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class A
	Six Months
	Ended		Year Ended	Period Ended
	April 30, 2012		October 31,	October 31,
	(Unaudited)		2011	2010 *

Net asset value, beginning of period	$ 12.45		$ 11.46	$ 10.00
Activity from investment operations:
Net investment income (loss) (1)	0.02		0.02	(0.01)
Net realized and unrealized gain (loss)	0.79		1.02	1.47
Total from investment operations	0.81		1.04	1.46
Less distributions from:
Net investment income	(0.02)		(0.05)	-
Net realized gains	(0.67)		(0.01)	-
Total distributions	(0.69)		(0.06)	0.00

Paid in capital from redemption fees	0.00		0.01	-

Net asset value, end of period	$ 12.57		$ 12.45	$ 11.46

Total return (2,3)	7.12%	(4)	9.19%	9.56%	(4)
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 130		$ 53	$ 7
Ratios of gross expenses to
average net assets:	11.48%	(5)	7.78%	11.03%	(5)
Ratios of net expenses to
average net assets:	1.50%	(5)	1.54%	1.75%	(5)
Ratios of net investment income to
average net assets:	0.32%	(5)	0.16%	(1.47)%	(5)
Ratios of net investment loss to
average net assets - pre waiver/recapture	(9.65)%	(5)	(6.08)%	(10.75)%	(5)
Portfolio turnover rate	116%		88%	96%

*	The Epiphany FFV Small Cap Fund Class A commenced operations on July 28, 2010.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares and exclude the effect of applicable sales charges.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)	Not annualized
(5)	Annualized

See accompanying notes to financial statements.

EPIPHANY FFV SMALL CAP FUND
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class C
	Six Months
	Ended		Year Ended	Period Ended
	April 30, 2012		October 31,	October 31,
	(Unaudited)		2011	2010 *

Net asset value, beginning of period	$ 12.39		$ 11.47	$ 10.00
Activity from investment operations:
Net investment income (loss) (1)	(0.02)		(0.06)	0.00	(2)
Net realized and unrealized gain (loss)	0.79		1.00	1.47
Total from investment operations	0.77		0.94	1.47
Less distributions from:
Net investment income	-		(0.02)	-
Net realized gains	(0.67)		(0.01)	-
Total distributions	(0.67)		(0.03)	0.00

Paid in capital from redemption fees	0.00		0.01	0.00

Net asset value, end of period	$ 12.49		$ 12.39	$ 11.47

Total return (3,4)	6.78%	(5)	8.27%	9.66%	(5)
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 14		$ 13	$ 12
Ratios of gross expenses to
average net assets:	11.99%	(6)	8.93%	14.75%	(6)
Ratios of net expenses to
average net assets:	2.25%	(6)	2.33%	2.50%	(6)
Ratios of net investment income to
average net assets:	(0.36)%	(6)	(0.47)%	(2.50)%	(6)
Ratios of net investment loss to
average net assets - pre waiver/recapture	(10.10)%	(6)	(7.07)%	(14.75)%	(6)
Portfolio turnover rate	116%		88%	96%

*	The Epiphany FFV Small Cap Fund Class C commenced operations on July 28, 2010.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Net investment loss per share resulted in less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares and exclude the effect of applicable sales charges.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)	Not annualized
(6)	Annualized

See accompanying notes to financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

		Class N
		Six Months
		Ended		Year Ended		Period Ended
		April 30, 2012		October 31,		October 31,
		(Unaudited)		2011		2010 *

Net asset value, beginning of period		$ 10.21		$ 10.26		$ 10.00
Activity from investment operations:
	Net investment income (1)	0.16		0.37		0.24
	Net realized and unrealized gain (loss)	0.23		(0.07)		0.22
	Total from investment operations	0.39		0.30		0.46
Less distributions from:
	Net investment income	(0.15)		(0.35)		(0.20)
	Net realized gains	-		(0.00)	(3)	-
Total distributions		(0.15)		(0.35)		(0.20)

Paid in capital from redemption fees		0.00	(7)	0.00	(7)	-

Net asset value, end of period		$ 10.45		$ 10.21		$ 10.26

Total return (2,4)		3.85%	(5)	3.04%		4.70%	(5)
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 10,504		$ 8,816		$ 3,832
	Ratios of gross expenses to
	average net assets:	2.27%	(6)	3.15%		5.27%	(6)
	Ratios of net expenses to
	average net assets:	1.25%	(6)	1.25%		1.25%	(6)
	Ratios of net investment income to
	average net assets:	3.14%	(6)	3.63%		3.86%	(6)
	Ratios of net investment loss to
	average net assets - pre waiver/recapture	2.12%	(6)	1.73%		(0.16)%	(6)
	Portfolio turnover rate	10%		53%		35%

*	The Epiphany FFV Strategic Income Fund Class N commenced operations on March 1, 2010.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Net realized gain distribution was less than $0.01 per share.
(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)	Not annualized
(6)	Annualized
(7)	Redemption fees resulted in an amount less than $0.01 per share.

See accompanying notes to financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

		Class A
		Six Months
		Ended		Year Ended		Period Ended
		April 30, 2012		October 31,		October 31,
		(Unaudited)		2011		2010 *

Net asset value, beginning of period		$ 10.24		$ 10.27		$ 10.00
Activity from investment operations:
	Net investment income (1)	0.16		0.38		0.05
	Net realized and unrealized gain (loss)	0.23		(0.08)		0.26
	Total from investment operations	0.39		0.30		0.31
Less distributions from:
	Net investment income	(0.14)		(0.33)		(0.04)
	Net realized gains	-		(0.00)	(3)	-
Total distributions		(0.14)		(0.33)		(0.04)

Paid in capital from redemption fees		0.00	(7)	0.00	(7)	-

Net asset value, end of period		$ 10.49		$ 10.24		$ 10.27

Total return (2,4)		3.86%	(5)	3.05%		3.20%	(5)
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 1,670		$ 752		$ 41
	Ratios of gross expenses to
	average net assets:	2.26%	(6)	3.05%		4.29%	(6)
	Ratios of net expenses to
	average net assets:	1.25%	(6)	1.25%		1.25%	(6)
	Ratios of net investment income to
	average net assets:	3.17%	(6)	3.73%		4.10%	(6)
	Ratios of net investment income to
	average net assets - pre waiver/recapture	2.16%	(6)	1.94%		1.06%	(6)
	Portfolio turnover rate	10%		53%		35%

*	The Epiphany FFV Strategic Income Fund Class A commenced operations on July 28, 2010.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares and exclude the effect of applicable sales charges.

(3)	Net realized gain distribution was less than $0.01 per share.
(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)	Not annualized
(6)	Annualized
(7)	Redemption fees resulted in an amount less than $0.01 per share.

See accompanying notes to financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

		Class C
		Six Months
		Ended		Year Ended		Period Ended
		April 30, 2012		October 31,		October 31,
		(Unaudited)		2011		2010 *

Net asset value, beginning of period		$ 10.20		$ 10.26		$ 10.00
Activity from investment operations:
	Net investment income (1)	0.12		0.30		0.00	(2)
	Net realized and unrealized gain (loss)	0.23		(0.08)		0.26
	Total from investment operations	0.35		0.22		0.26
Less distributions from:
	Net investment income	(0.11)		(0.28)		-
	Net realized gains	-		(0.00)	(3)	-
Total distributions		(0.11)		(0.28)		0.00

Paid in capital from redemption fees		0.00	(8)	0.00	(8)	-

Net asset value, end of period		$ 10.44		$ 10.20		$ 10.26

Total return (4,5,6)		3.46%	(6)	2.23%		2.70%	(6)
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 185		$ 126		$ 12
	Ratios of gross expenses to
	average net assets: (7)	3.01%	(7)	3.74%		6.18%	(7)
	Ratios of net expenses to
	average net assets: (7)	2.00%	(7)	2.01%		2.00%	(7)
	Ratios of net investment income to
	average net assets: (7)	2.41%	(7)	2.91%		1.92%	(7)
	Ratios of net investment income to
	average net assets - pre waiver/recapture (7)	1.41%	(7)	1.18%		(2.26)%	(7)
	Portfolio turnover rate	10%		53%		35%

*	The Epiphany FFV Strategic Income Fund Class C commenced operations on July 28, 2010.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Net investment income per share resulted in less than $0.01 per share.
(3)	Net realized gain distribution was less than $0.01 per share.
(4)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares and exclude the effect of applicable sales charges.

(5)	Assumes reinvestment of all dividends and distributions, if any.
(6)	Not annualized
(7)	Annualized
(8)	Redemption fees resulted in an amount less than $0.01 per share.

See accompanying notes to financial statements.

DANA LARGE CAP CORE FUND
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class N
	Six Months
	Ended		Year Ended		Period Ended
	April 30, 2012		October 31,		October 31,
	(Unaudited)		2011		2010 *

Net asset value, beginning of period	$ 12.50		$ 11.83		$ 10.00
Activity from investment operations:
Net investment income (1)	0.07		0.09		0.06
Net realized and unrealized gain (loss)	1.54		0.67		1.81
Total from investment operations	1.61		0.76		1.87
Less distributions from:
Net investment income	(0.07)		(0.09)		(0.04)
Net realized gains	(0.13)		-		-
Total distributions	(0.20)		(0.09)		(0.04)

Paid in capital from redemption fees	0.00	(6)	0.00	(6)	-

Net asset value, end of period	$ 13.91		$ 12.50		$ 11.83

Total return (2,3)	13.11%	(4)	6.40%		18.76%	(4)
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 12,193		$ 8,961		$ 3,524
Ratios of gross expenses to
average net assets:	2.36%	(5)	3.50%		9.63%	(5)
Ratios of net expenses to
average net assets:	1.50%	(5)	1.50%		1.50%	(5)
Ratios of net investment income to
average net assets:	1.07%	(5)	0.72%		0.82%	(5)
Ratios of net investment loss to
average net assets - pre waiver/recapture	0.20%	(5)	(1.28)%		(7.32)%	(5)
Portfolio turnover rate	26%		53%		32%

*	The Dana Large Cap Core Fund Class N commenced operations on March 1, 2010.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)	Not annualized
(5)	Annualized
(6)	Redemption fees resulted in an amount less than $0.01 per share.

See accompanying notes to financial statements.

DANA LARGE CAP CORE FUND
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

		Class A
		Six Months
		Ended		Year Ended		Period Ended
		April 30, 2012		October 31,		October 31,
		(Unaudited)		2011		2010 *

Net asset value, beginning of period		$ 12.52		$ 11.84		$ 10.00
Activity from investment operations:
	Net investment income (1,2)	0.07		0.08		0.00
	Net realized and unrealized gain (loss)	1.55		0.67		1.84
	Total from investment operations	1.62		0.75		1.84
Less distributions from:
	Net investment income	(0.07)		(0.07)		-
	Net realized gains	(0.13)		-		-
Total distributions		(0.20)		(0.07)		0.00

Paid in capital from redemption fees		0.00	(7)	0.00	(7)	-

Net asset value, end of period		$ 13.94		$ 12.52		$ 11.84

Total return (3,4)		13.17%	(5)	6.36%		8.13%	(5)
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 446		$ 301		$ 3
	Ratios of gross expenses to
	average net assets:	2.37%	(6)	3.11%		4.75%	(6)
	Ratios of net expenses to
	average net assets:	1.50%	(6)	1.50%		1.50%	(6)
	Ratios of net investment income to
	average net assets:	1.06%	(6)	0.66%		0.31%	(6)
	Ratios of net investment loss to
	average net assets - pre waiver/recapture	0.20%	(6)	(0.95)%		(2.94)%	(6)
	Portfolio turnover rate	26%		53%		32%

*	The Dana Large Cap Core Fund Class A commenced operations on July 28, 2010.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Net investment income per share resulted in less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares and exclude the effect of applicable sales charges.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)	Not annualized
(6)	Annualized
(7)	Redemption fees resulted in an amount less than $0.01 per share.

See accompanying notes to financial statements.

DANA LARGE CAP CORE FUND
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

		Class C
		Six Months
		Ended		Year Ended	Period Ended
		April 30, 2012		October 31,	October 31,
		(Unaudited)		2011	2010 *

Net asset value, beginning of period		$ 12.50		$ 11.83	$ 10.00
Activity from investment operations:
	Net investment income (1,2)	(0.09)		0.00	0.00
	Net realized and unrealized gain (loss)	1.63		0.67	1.83
	Total from investment operations	1.54		0.67	1.83
Less distributions from:
	Net investment income	-		-	-
	Net realized gains	(0.13)		-	-
Total distributions		(0.13)		0.00	0.00

Net asset value, end of period		$ 13.91		$ 12.50	$ 11.83

Total return (3,4,5)		12.52%	(5)	5.66%	8.04%	(5)
Ratios/Supplemental Data:
	Net assets, end of period	$ 20		$ 13	$ 12
	Ratios of gross expenses to
	average net assets:	3.13%	(6)	3.86%	5.50%	(6)
	Ratios of net expenses to
	average net assets:	2.25%	(6)	2.25%	2.25%	(6)
	Ratios of net investment income to
	average net assets:	(1.32)%	(6)	1.41%	(0.44)%	(6)
	Ratios of net investment loss to
	average net assets - pre waiver/recapture	(2.20)%	(6)	(0.20)%	(3.69)%	(6)
	Portfolio turnover rate	26%		53%	32%

*	The Dana Large Cap Core Fund Class C commenced operations on July 28, 2010.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Net investment income per share resulted in less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares and exclude the effect of applicable sales charges.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)	Not annualized
(6)	Annualized

See accompanying notes to financial statements.

EPIPHANY FFV LATIN AMERICA FUND
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

		Class N
		For the Period
		Ended
		April 30, 2012
		(Unaudited)

Net asset value, beginning of period		$ 10.00
Activity from investment operations:
	Net investment income (1)	0.07
	Net realized and unrealized gain (loss)	(0.17)

Paid in capital from redemption fees		0.00

Net asset value, end of period		$ 9.90

Total return (2,3,4)		-1.00%	(4)
Ratios/Supplemental Data:
	Net assets, end of period	$ 1,044
	Ratios of gross expenses to
	average net assets:	15.72%	(5)
	Ratios of net expenses to
	average net assets:	1.75%	(5)
	Ratios of net investment income to
	average net assets:	5.69%	(5)
	Ratios of net investment loss to
	average net assets - pre waiver/recapture	(8.27)%	(5)
	Portfolio turnover rate	5%

*	The Epiphany FFV Latin America Class N commenced operations on March 12, 2012.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares and exclude the effect of applicable sales charges.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)	Not annualized
(5)	Annualized

See accompanying notes to financial statements.

EPIPHANY FFV LATIN AMERICA FUND
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class A
	For the Period
	Ended
	April 30, 2012
	(Unaudited)

Net asset value, beginning of period	$ 10.00
Activity from investment operations:
Net investment income (1)	0.07
Net realized and unrealized gain (loss)	(0.17)
Total from investment operations	(0.10)
Less distributions from:
Net investment income	-
Net realized gains	-
Total distributions	0.00

Paid in capital from redemption fees	0.00

Net asset value, end of period	$ 9.90

Total return (2,3,4)	-1.00%	(4)
Ratios/Supplemental Data:
Net assets, end of period	$ 1
Ratios of gross expenses to
average net assets:	15.88%	(5)
Ratios of net expenses to
average net assets:	1.75%	(5)
Ratios of net investment income to
average net assets:	5.32%	(5)
Ratios of net investment loss to
average net assets - pre waiver/recapture	(8.80)%	(5)
Portfolio turnover rate	5%

*	The Epiphany FFV Latin America Class N commenced operations on March 12, 2012.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares and exclude the effect of applicable sales charges.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)	Not annualized
(5)	Annualized

See accompanying notes to financial statements.

EPIPHANY FFV LATIN AMERICA FUND
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class C
	For the Period
	Ended
	April 30, 2012
	(Unaudited)

Net asset value, beginning of period	$ 10.00
Activity from investment operations:
Net investment income (1)	0.06
Net realized and unrealized gain (loss)	(0.17)
Total from investment operations	(0.11)
Less distributions from:
Net investment income	-
Net realized gains	-
Total distributions	0.00

Paid in capital from redemption fees	0.00

Net asset value, end of period	$ 9.89

Total return (2,3,4)	-1.10%	(4)
Ratios/Supplemental Data:
Net assets, end of period	$ 1
Ratios of gross expenses to
average net assets:	16.64%	(5)
Ratios of net expenses to
average net assets:	2.50%	(5)
Ratios of net investment income to
average net assets:	4.58%	(5)
Ratios of net investment loss to
average net assets - pre waiver/recapture	(9.55)%	(5)
Portfolio turnover rate	5%

*	The Epiphany FFV Latin America Class N commenced operations on March 12, 2012.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares and exclude the effect of applicable sales charges.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)	Not annualized
(5)	Annualized

See accompanying notes to financial statements.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

April 30, 2012

(1)	ORGANIZATION

Epiphany Funds (the "Trust") was organized as an Ohio Business Trust on September 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act").  The Trust consists of five funds: the FFV Fund; the FFV Small Cap Fund; the FFV Strategic Income Fund, the Dana Large Cap Core Fund (formerly known as the Epiphany Large Cap Core Fund) and FFV Latin America Fund (collectively the “Funds”).  The Trust became effective with the Securities and Exchange Commission on January 5, 2007 and commenced investment operations on January 8, 2007.  The Funds are registered to offer three classes of shares, Class N, Class A and Class C.  Each class differs as to sales and redemption charges, minimum investment amounts and ongoing fees.  Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.

Effective March 1, 2011, the Funds have suspended sales of the Class I share class and have transferred all outstanding shares to Class N.  On March 1, 2011, the FFV Strategic Income Fund exchanged 10,345 shares of Class I (valued at $10.31 per share) for 10,326 shares of Class N (valued at $10.33 per share), pursuant to an action approved by the Board of Directors.

Each of the Funds are diversified and have the following investment objective.  The investment objective of the FFV Fund and the FFV Small Cap Fund is to seek long-term growth of capital from investments in companies whose business activities and practices are consistent with fundamental Christian moral and ethical principles.  The investment objective of the FFV Strategic Income Fund is to seek income from investments in income-producing securities issued by corporations whose business activities and practices are consistent with fundamental Christian moral and ethical principles.  The investment objective of the Dana Large Cap Core Fund and FFV Latin America Fund is to seek long-term growth of capital. The investment adviser to the Funds is Trinity Fiduciary Partners LLC (the "Adviser").

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.

a)         Investment Valuation—The net asset value per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day when the New York Stock Exchange is open for trading.  Assets for which market quotations are available are valued as follows: (a) securities that are traded on any stock exchange are generally valued at the last quoted sale price, or, if there were no sales on that day, at its last reported bid price; (b) securities traded on the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price; (c) fixed income securities generally are valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities; (d) short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees of the Trust (the "Board") has determined represents fair value.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board.  At April 30, 2012, no securities were fair valued by the Adviser.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2012

other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2012 for the Funds assets and liabilities measured at fair value:

Epiphany FFV Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 11,563,285	$ -	$ -	$ 11,563,285
Money Market Funds	243,963	-	-	243,963
Total	$ 11,807,248	$ -	$ -	$ 11,807,248

Epiphany FFV Small Cap Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 926,102	$ -	$ -	$ 926,102
Exchange Traded Funds	-	-	-	-
Money Market Funds	17,495	-	-	17,495
Total	$ 943,597	$ -	$ -	$ 943,597

Epiphany FFV Strategic Income Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,165,436	$ -	$ -	$ 1,165,436
Bonds & Notes	-	7,500,419	-	7,500,419
Preferred Stocks	-	2,657,524	-	2,657,524
Closed-End Funds	649,127	-	-	649,127
Money Market Funds	292,382	-	-	292,382
Total	$ 2,106,945	$ 10,157,943	$ -	$ 12,264,888

Dana Large Cap Core Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 12,444,629	$ -	$ -	$ 12,444,629
Money Market Fund	352,112	-	-	352,112
Total	$ 12,796,741	$ -	$ -	$ 12,796,741
Liabilities
Call Option Written	$ 9,625	$ -	$ -	$ 9,625
Total	$ 9,625	$ -	$ -	$ 9,625

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2012

Epiphany FFV Latin America Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,008,755	$ -	$ -	$ 1,008,755
Money Market Fund	15,927	-	-	15,927
Total	$ 1,024,682	$ -	$ -	$ 1,024,682

The Funds did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Please refer to each Fund’s Portfolio of Investments for industry classification.

Options transactions - The Funds may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio and to generate income or gain for the Funds.  The ability of the Funds to successfully utilize options will depend on the Advisor’s ability to predict pertinent market movements, which cannot be assured.  The Funds will comply with applicable regulatory requirements when implementing these techniques and instruments.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.   When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability.  The liability is thereafter valued to reflect the current value of the option.  If the option is not exercised and expires, or if a Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished.  Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes.  If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a put option that a Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.  When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.

The number of option contracts written and the premiums received by the Dana Large Cap Core Fund during the period ended April 30, 2012, was as follows:

	Number of Contracts	Premiums Received
Options outstanding, October 31, 2011	-	-
Options written	547	53,821
Options exercised	(22)	(2,124)
Options expired	(80)	(4,508)
Options closed	(376)	(38,175)
Options outstanding, April 30, 2012	69	9,014

As of April 30, 2012, the amount of unrealized depreciation and realized loss on option contracts subject to equity price risk amounted to $(611) and $(33,511), respectively for the Dana Large Cap Core Fund.  Such figures can be found on the Statement of Assets & Liabilities and Statement of Operations.

  b)         Federal Income Tax—The Trust has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions taken on its 2008-2011 returns and expected to be taken in the Funds’ 2012 returns and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.  The Funds identify its major tax jurisdictions as U.S. Federal and Ohio State.  The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations.  During the year ended April 30, 2012, the Funds did not incur any interest or penalties.

c)         Distribution to Shareholders— The following table summarizes each Fund’s dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Epiphany FFV Fund	Quarterly	Annually
Epiphany FFV Small Cap Fund	Quarterly	Annually
Epiphany FFV Strategic Income Fund	Monthly	Annually
Dana Large Cap Core Fund	Quarterly	Annually
Epiphany FFV Latin America Fund	Quarterly	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date.  The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book-tax” differences are either permanent or temporary in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as distributions of paid-in-surplus or tax return of capital.

d)         Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

e)         Other—Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2012

f)         Allocation of Expenses—Expenses specifically attributable to a particular Fund are borne by that Fund.  Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds of the Trust or another reasonable basis.

(3)	INVESTMENT TRANSACTIONS

For the period ended April 30, 2012, aggregate purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Epiphany FFV Fund	$ 3,641,931	$ 1,903,923
Epiphany FFV Small Cap Fund	1,038,941	1,052,968
Epiphany FFV Strategic Income Fund	3,550,026	7,035,185
Dana Large Cap Core Fund	4,870,081	2,859,354
Epiphany FFV Latin America Fund	1,074,126	45,186

(4)	ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Funds are supervised under the direction of the Board, which is responsible for the overall management of the Funds.  Trinity Fiduciary Partners LLC serves as the Funds’ investment adviser (the “Adviser”).  Sam Saladino, a Trustee of the Trust, is also the Chief Executive Officer of the Adviser.

Trinity Fiduciary Partners LLC (the "Adviser") acts as investment adviser for the Funds pursuant to the terms of the Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Funds such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with the Funds’ investment objective and policies.  As compensation for its services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 0.75% of the average daily net assets of the FFV, FFV Small Cap and Dana Large Cap Core Funds, 0.50% of the average daily net assets of the FFV Strategic Income Fund and 1.00% of the average daily net assets of the FFV Latin America Fund.  Pursuant to a sub-advisory agreement, the Adviser pays the sub-adviser, Dana Investment Advisors, Inc., a sub-advisory fee, computed on average daily net assets and accrued daily and paid monthly, at the following annual rates: 0.375% of the FFV Strategic Income Fund, 0.6375% of the Dana Large Cap Core Fund.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until February 28, 2013 to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding brokerage fees and commissions, acquiring fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Funds’ business) do not exceed 1.75%, 2.50%, and 1.75% per annum for Class A, C, and N shares respectively, of the FFV, FFV Small Fund and FFV Latin America Funds’, 1.25%, 2.00%  and 1.25%, per annum for Class A, C, and N shares respectively, of the FFV Strategic Income Funds’, 1.50%, 2.25% and 1.50% per annum for the Class A, C and N shares respectively, of the Dana Large Cap Core Fund’s average daily net assets. During the period ended April 30, 2012 the Adviser waived/reimbursed fees for the Funds as follows:

Fund

Waiver/Reimbursement

FFV Fund

$ 54,846

FFV Small Cap Fund

   45,591

FFV Strategic Income Fund

   55,124

Dana Large Cap Core Fund

                 47,338

FFV Latin America Fund

  17,834

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2012

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Funds’ Operating Expenses are subsequently less than the percentages indicated above the Adviser shall be entitled to reimbursement by the Funds for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Funds’ expenses to exceed 1.75%, 2.50%, and 1.75% per annum for Class A, C and N shares respectively, of the FFV, FFV Small Cap Fund and FFV Latin America Funds’, 1.25%, 2.00%, and 1.25%, per annum for Class A, C and N shares respectively, of the FFV Strategic Income Fund’s and 1.50%, 2.25% and 1.50% per annum for the Class A, C and N shares respectively, of the Dana Large Cap Core Funds’.  The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).   No amounts will be paid to the Adviser in any fiscal quarter unless the Board determines that reimbursement is in the best interests of each Portfolio and its shareholders.

These amounts will herein be referred to as the "expense limitations".  Effective March 1, 2011, the expense limitations for the Epiphany FFV Fund and Epiphany FFV Small Cap Fund have been lowered to 1.50%, 1.50% and 2.25% for Class A, N and C shares respectively from 1.75%, 1.75% and 2.50%, respectively, for Class A, N and C shares under the current waiver agreement.

During the period ended April 30, 2012 the Adviser has the following waived expenses that may be recovered no later then the dates indicated:

	October 31, 2013	October 31, 2014	October 31, 2015	Total
FFV Fund	$ 60,735	$ 127,514	$ 54,846	$ 243,095
FFV Small Cap Fund	60,136	77,543	45,591	183,270
FFV Strategic Income Fund	71,605	122,423	55,124	249,152
Dana Large Cap Core Fund	84,142	101,213	47,338	232,693
FFV Latin America Fund	-	-	17,834	17,834

The Board has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at annual rates of 0.25%, 0.25% and 1.00% of the average daily net assets attributable to Class A, Class N and C shares, respectively, and is paid to the Adviser, to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

Trustees – The Funds pay no compensation to its Trustees who are employees of the Adviser or its Affiliates.  The board has approved that each Independent Trustees will receive a fee of $6,000 per year.  The Funds will also reimburse each such Trustee for travel and other expenses incurred in attending meetings of the Board.

(5)	REDEMPTION FEE

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund.  For the period ended April 30, 2012, there was $2,374 of redemption fees assessed in the FFV Fund, $880 of redemption fees assessed to FFV Strategic Income and $45 of redemption fees assessed to Dana Large Cap Core Fund.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2012

(6)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the period ended October 31, 2011, was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
FFV Fund	$ 43,469	$ -	$ 43,469
FFV Focused Fund	5,243	-	5,243
FFV Strategic Income Fund	227,254	-	227,254
Dana Large Cap Core Fund	32,324	-	32,324

The tax character of distributions for the year ended October 31, 2010, was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
FFV Fund	$ 24,126	$ -	$ 24,126
FFV Focused Fund	1,066	-	1,066
FFV Strategic Income Fund	64,861	-	64,861
Dana Large Cap Core Fund	7,282	-	7,282

As of October 31, 2011, the components of distributable earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gains	Capital Loss Carry Forward	Accumulated Capital & Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
FFV Fund	$ 8,816	$ -	$ (119,040)	$ -	$ 633,707	$ 523,483
FFV Focused Fund	15,631	29,350	-	-	10,847	55,828
FFV Strategic Income Fund	-	-	(615)	-	110,308	109,693
Dana Large Cap Core Fund	104,116	7,522	-	-	581,521	693,159

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales and adjustments made for real estate investment trusts and partnerships held by the Funds.  The difference between book basis and tax basis undistributed ordinary income is primarily attributable to adjustments made for real estate investment trusts and partnerships held in the Funds and the tax treatment of short-term capital gains.

At October 31, 2011, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains.  The capital loss carry forwards expire on October 31st of the years indicated below:

	2017	2018	2019	Total
FFV Fund	$ (44,038)	$ -	$ (75,002)	$ (119,040)
FFV Strategic Income Fund	-	-	(615)	(615)

Permanent book and tax differences, primarily attributable to distributions in excess of net investment income, tax treatment of foreign currency gains/(losses) and adjustments for paydowns, real estate investment trusts and partnerships, resulted in reclassification for the period ended October 31, 2011 as follows:

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2012

	Paid in Capital	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss) on Investments
FFV Fund	$ -	$ (2,383)	$ 2,383
FFV Focused Fund	-	896	(896)
FFV Strategic Income Fund	(14,531)	7,067	7,464
Dana Large Cap Core Fund	-	(1,084)	1,084

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending October 31, 2012. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all of a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be included in the October 31, 2012 annual report.

(7)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of April 30, 2012 Charles Schwab & Co., Inc. held 34.16% of the FFV Fund’s Class N, 83.83% of the FFV Small Cap Fund’s Class N, 44.35% of the FFV Strategic Income Fund’s Class N and 41.55% of the Dana Large Cap Core Fund Class N’s shares, each in an omnibus account for the sole benefit of their customers, and may therefore be deemed to control each of the respective Classes and/or Funds. American Enterprise Investment Services held 69.73% of the FFV Fund’s Class A, 45.76% of the FFV Fund’s Class C, 36.90% of the FFV Small Cap Fund’s Class A, 100% of the FFV Small Cap Fund’s Class C and 87.92% of the FFV Strategic Income Fund’s Class A shares, each in an omnibus account for the sole benefit of their customers and may therefore be deemed to control each of the respective Classes and/or Funds. Pershing LLC, held 44.29% of the Dana Large Cap Core Fund’s Class A, 75.19% of the Dana Large Cap Core Fund’s Class C, and 49.07% of the FFV Latin America Fund’s shares, each in an omnibus account for the sole benefit of their customers and may therefore be deemed to control each of the respective Classes and/or Funds.  Javier Creixel, sole shareholder and Portfolio Manager for the FFV Latin America Fund held 46.89% of the FFV Latin America Fund’s Class N, and 100% of the FFV Latin America Fund Class A and C shares and may therefore be deemed to control the Fund. Father Francis Massarella held 33.94% of the FFV Strategic Income Fund’s Class C shares and may therefore be deemed to control the Class.

(8)	NEW ACCOUNTING PRONOUNCEMENT

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2012

(9)	SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

On June 22, 2012, the Epiphany FFV Small Cap Fund (previously named the Epiphany FFV Focused Fund and Hillcrest FFV Small Cap Value Fund) merged into the Epiphany FFV Fund.

Renewal of Advisory Agreement –The Epiphany Funds

In connection with a meeting held on September 7, 2011 (the “Meeting”), the Board of Trustees (the “Board”) of Epiphany Funds (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisor (the “Independent Trustees”), discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Trinity Fiduciary Partners, LLC (the “Adviser”) relative to the Epiphany FFV Fund, Epiphany FFV Focused Fund, the Epiphany FFV Strategic Income Fund and the Dana Large Cap Core Fund (each a “Fund” and collectively the “Funds”).

In their consideration of the renewal of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  The Board, including the Independent Trustees, reviewed the services that the Adviser provides to the Funds, including, but not limited to, making the day-to-day investment decisions for the Funds or overseeing the sub-adviser and generally managing the Fund’s investments in accordance with the stated investment objective and policies of the Funds.  The Board considered and discussed, among other things, the Adviser’s notable expertise, the Fund’s performance, market conditions and the Adviser’s investment process.  The Board also noted the Adviser’s commitment to maintaining a sound compliance program and efforts in promoting the Fund and increasing assets.   On this basis, the Board, including the Independent Trustees, concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser.

Performance.  The Board, including the Independent Trustees, reviewed the performance of the Funds in comparison with the relevant benchmarks.  Based on the information provided by the Adviser and the performance of the Funds over the last year, the Board, including the Independent Trustees, concluded that the Adviser’s past performance was acceptable.

 Fees and Expenses.  The Board, including the Independent Trustees, then discussed the comparison of management fees and corresponding sub-advisory fees, total operating expense data, reviewed the Funds’ advisory fees and overall expenses compared to a peer group of similarly managed funds and the 12b-1 fees paid to the Adviser.  The Board considered the Adviser’s agreement to waive fees or reimburse expenses to the extent that the Funds’ total operating expenses exceed certain limits, and that these fee waivers and expense reimbursements would be in effect during the term of the Funds' management agreement.  The Board, including the Independent Trustees concluded that the Funds’ advisory fees were acceptable in light of the quality of the services the Funds currently receives from the Adviser, and the level of fees paid by a peer group of other similarly managed mutual funds of comparable size.

Economies of Scale.  The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Funds and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Funds, economies of scale was not a relevant consideration at this time.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Funds and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds.  The Trustees noted that the Funds were not profitable to the Adviser and concluded that they were satisfied that the Adviser’s profitability from its relationship with the Funds, if any, was reasonable, competitive with that of comparable funds and was not excessive.

 Conclusion.  In the course of their deliberations, the Board, including a majority of the Independent Trustees, did not identify any particular information or factor that was all important or controlling.  Based on the Board’s deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreement and concluded that the advisory fee is reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Renewal of Sub-Advisory Agreement

During the Meeting, the Board, including a majority of the Independent Trustees, also considered the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) between Dana Investment Advisors (“Dana” or the “Sub-Adviser”) and the Trust, relative to the Epiphany FFV Strategic Income Fund and the Dana Large Cap Core Fund (collectively the “Sub-Advised Funds”).

In its consideration of the renewal of the Sub-Advisory Agreement relative to the Sub-Advised Funds, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Sub-Advisory Agreement included the following:

Nature, Extent and Quality of Services.  The Board, including the Independent Trustees, noted the experience of the portfolio management and research personnel of the Sub-Adviser, including their experience in the investment field, education and industry credentials.  The Board then discussed the financial condition of the Sub-Adviser and reviewed financial statements provided by the Sub-Adviser.  The Board also discussed the Sub-Adviser’s compliance structure and broker selection process.  It was the consensus of the Trustees that the Sub-Adviser continues to have adequate experience and expertise to manage the Sub-Advised Funds in a manner acceptable to the Board.

Performance.  The Sub-Adviser's performance was evaluated by the Board, including the Independent Trustees, and found to be acceptable for the purposes of renewing the Sub-Advisory Agreement regarding the Sub-Advised Funds.  It was the consensus of the Board, including the Independent Trustees that the overall investment philosophy of the Sub-Adviser was satisfactory and that the research tools and overall approach employed by the Sub-Adviser provides reasonable returns.

 Fees and Expenses.  The Board, including the Independent Trustees, noted that they had also compared the total expense ratio of each Sub-Advised Fund with the expense ratios of the funds in the peer group and had determined that each Sub-Advised Fund’s contractual sub-advisory fees were within the range for the peer group.  The Board, including the Independent Trustees concluded that each Sub-Advised Fund’s management fees were acceptable in light of the quality of services each Sub-Advised Fund receive from the Sub-Adviser and the level of fees paid by funds in the peer group.

Economies of Scale.  The Board, including the Independent Trustees, considered whether there will be economies of scale with respect of the management of the Funds for which it acts as Sub-Adviser and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board, including the Independent Trustees that based on the anticipated size of each Fund, economies of scale was not a relevant consideration at this time.

Profitability.  After review of an analysis of profitability provided by the Sub-Adviser, the Board, including the Independent Trustees, concluded that although the Sub-Advisory fees may be on the high end when compared to peer funds, based on other services provided and the performance of each Sub-Advised Fund, the fees were reasonable and profits from the Sub-Advisor relationship with each Sub-Advised Fund were not excessive.

 Conclusion.  During the Board’s deliberations, it was noted that the Board did not identify particular information that was all-important or controlling with respect to the Sub-Advisory Agreement.  Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Sub-Advisory Agreement are fair and reasonable and approved the renewal of the Sub-Advisory Agreement.

Approval of Investment Advisory Agreement –Epiphany FFV Latin America Fund

In connection with a meeting held on December 28, 2011 (the “Meeting”), the Board of Trustees (the “Board”) of Epiphany Funds (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisor (the “Independent Trustees”), discussed the approval of the investment advisory agreement (the “Management Agreement”) between the Trust and Trinity Fiduciary Partners, LLC (the “Adviser”) on behalf of the Epiphany FFV Latin America Fund (the “Fund”).

In their consideration of the approval of the Management Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered.  Fund counsel advised the Trustees that the factors to be considered by the Board include the investment performance of a fund and the investment adviser; the nature, extent and quality of the services provided by the investment adviser to a fund; the cost of the services to be provided and the profits to be realized by the adviser and its affiliates from the relationship with a fund; the extent to which economies of scale will be realized as a fund grows; and whether the fee levels reflect these economies of scale benefit the shareholders of the fund.  As assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the proposed fee structure is fair and reasonable and that approval of the proposed Management Agreement on behalf of the Fund is in the best interests of the Trust and the Fund’s shareholders, and unanimously approved the proposed Management Agreement.

EPIPHANY FUNDS

EXPENSE EXAMPLES

April 30, 2012 (Unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses.  The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds.  This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period.  The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 11/1/11	Ending Account Value 4/30/12	Expenses Paid During Period	Ending Account Value 4/30/12	Expenses Paid During Period (a)

Epiphany FFV Fund – Class N (a)	1.50%	$1,000.00	$ 1097.60	$ 7.82	$1,017.40	$ 7.52
Epiphany FFV Fund – Class A (a)	1.50%	$1,000.00	$ 1098.80	$ 7.83	$1,017.40	$ 7.52
Epiphany FFV Fund – Class C (a)	2.25%	$1,000.00	$ 1094.70	$ 11.72	$1,013.67	$ 11.26
Epiphany FFV Small Cap Fund – Class N (a)	1.50%	$1,000.00	$ 1071.70	$ 7.73	$1,017.40	$ 7.52
Epiphany FFV Small Cap Fund – Class A (a)	1.50%	$1,000.00	$ 1071.20	$ 7.72	$1,017.40	$ 7.52
Epiphany FFV Small Cap Fund – Class C (a)	2.25%	$1,000.00	$ 1067.80	$ 11.57	$1,013.67	$ 11.26
Epiphany FFV Strategic Income Fund – Class N (a)	1.25%	$1,000.00	$ 1038.50	$ 6.34	$1,018.65	$ 6.27
Epiphany FFV Strategic Income Fund – Class A (a)	1.25%	$1,000.00	$ 1038.60	$ 6.34	$1,018.65	$ 6.27
Epiphany FFV Strategic Income Fund – Class C (a)	2.00%	$1,000.00	$ 1034.60	$ 10.12	$1,014.92	$ 10.02
Dana Large Cap Core Fund – Class N (a)	1.50%	$1,000.00	$ 1131.10	$ 7.97	$1,017.45	$ 7.54
Dana Large Cap Core Fund – Class A (a)	1.50%	$1,000.00	$ 1131.70	$ 7.97	$1,017.45	$ 7.54
Dana Large Cap Core Fund – Class C (a)	2.25%	$1,000.00	$ 1125.20	$ 11.92	$1,013.71	$ 11.30
	Fund’s Annualized Expense Ratio	Beginning Account Value 11/1/11	Ending Account Value 4/30/12	Expenses Paid During Period	Ending Account Value 4/30/12 (b)	Expenses Paid During Period (b, c)
Epiphany FFV Latin America Fund – Class N (b)	1.75%	$1,000.00	$ 990.00	$ 2.28	$1,016.16	$ 8.77
Epiphany FFV Latin America Fund – Class A (b)	1.75%	$1,000.00	$ 990.00	$ 2.28	$1,016.16	$ 8.77
Epiphany FFV Latin America Fund – Class C (b)	2.50%	$1,000.00	$ 989.00	$ 3.26	$1,012.43	$ 12.51

(a) Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

(b) The hypothetical example assumes that the Fund was in operation for the full six months ended 4/30/12.

(c) Expense are equal to the average account value over the period, multiple by the Fund’s annualized expense ratio, multiplied by then number of days in the period (48) divided by the numbers of days in the fiscal year (366).

PRIVACY NOTICE

Rev. 12/2011

FACTS	WHAT DOES EPIPHANY FUNDS AND ITS INVESTMENT ADVISOR TRINITY FIDUCIARY PARTNERS, LLC (“EPIPHANY”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•

Social Security number

•

account balances

•

account transactions

•

transaction history

•

wire transfer instructions

•

checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Epiphany chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Epiphany share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-800-320-2185 or go to www.epiphanyfunds.com

What we do
Who is providing this notice?	Epiphany Funds and its advisor Trinity Fiduciary Partners, LLC. A complete list is included below.
How does Epiphany protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

How does Epiphany collect my personal information?

We collect your personal information, for example, when you

•

open an account

•

provide account information

•

give us your contact information

•

make a wire transfer

•

tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Our affiliates include: Trinity Fiduciary Partners, LLC •
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Epiphany doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Epiphany doesn’t jointly market.
List of entities providing this notice
Epiphany FFV Fund Epiphany FFV Small Cap Value Fund Epiphany FFV Strategic Income Fund Dana Large Cap Core Fund Epiphany FFV Latin America Fund

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-800-320-2185 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-320-2185.

INVESTMENT ADVISOR

Trinity Fiduciary Partners LLC

106 Decker Court, Suite 226

Irving, TX 75062

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Item 2. Code of Ethics.     Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.   Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services  Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Epiphany Funds

By (Signature and Title)

/s/ Samuel J. Saladino, III

Samuel J. Saladino, III, President

Date

7/9/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Samuel J. Saladino, III

Samuel J. Saladino, III, President

Date

7/9/12

By (Signature and Title)

/s/

Nancy Benson

Nancy Benson, Treasurer

Date

7/9/12